------------------------------------------------------------------------
ANNUAL REPORT - FEBRUARY 28, 2003

                                     -------------------------------------------
                                                         ANCHOR
                                                       PATHWAY
                                                        FUND

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH SERIES                      INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                                          VALUE
                       COMMON STOCK -- 92.4%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 22.5%
                       Aerospace & Military Technology -- 2.0%
                       Northrop Grumman Corp.......................................       25,000        $  2,167
                       Raytheon Co.................................................      246,000           6,662

                       Data Processing & Reproduction -- 2.7%
                       Cadence Design Systems, Inc.+...............................      100,000           1,059
                       Microsoft Corp.+............................................      230,000           5,451
                       Oracle Corp.+...............................................      185,000           2,213
                       Peoplesoft, Inc.+...........................................      175,000           2,992

                       Electronic Components -- 17.8%
                       Altera Corp.+...............................................      195,000           2,443
                       Analog Devices, Inc.+.......................................      973,332          28,382
                       Applied Materials, Inc.+....................................      310,000           4,024
                       Applied Micro Circuits Corp.+...............................       49,900             174
                       Flextronics International, Ltd.+............................      455,000           3,950
                       General Electric Co.........................................       70,000           1,684
                       Linear Technology Corp......................................       50,000           1,534
                       LSI Logic Corp.+............................................      400,000           1,776
                       Maxim Integrated Products, Inc..............................       47,000           1,623
                       Solectron Corp.+............................................    1,040,000           3,276
                       Texas Instruments, Inc......................................    1,215,000          20,351
                       Tyco International, Ltd.....................................      325,000           4,810
                       Xilinx, Inc.+...............................................      200,000           4,580
                                                                                                        ---------
                                                                                                          99,151
                                                                                                        ---------
                       CONSUMER GOODS -- 16.2%
                       Beverages & Tobacco -- 4.9%
                       Altria Group, Inc...........................................      300,000          11,595
                       Anheuser-Busch Cos., Inc....................................       50,000           2,325
                       PepsiCo, Inc................................................      200,000           7,664

                       Food & Beverage -- 0.7%
                       Performance Food Group Co.+.................................      100,000           3,149

                       Health & Personal Care -- 6.5%
                       AstraZeneca, PLC............................................      130,000           4,159
                       Eli Lilly & Co..............................................      195,000          11,029
                       Forest Laboratories, Inc.+..................................      150,000           7,470
                       Pfizer, Inc.................................................      200,000           5,964

                       Retail -- 4.1%
                       Kohl's Corp.+...............................................       50,000           2,445
                       Limited Brands..............................................      160,474           1,907
                       Lowe's Cos., Inc............................................      100,000           3,930
                       Michaels Stores, Inc.+......................................      170,000           3,995
                       Target Corp.................................................      200,000           5,730
                                                                                                        ---------
                                                                                                          71,362
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 4.1%
                       Energy Sources -- 4.1%
                       EOG Resources, Inc..........................................       75,000        $  3,098
                       Noble Energy, Inc...........................................      175,000           6,177
                       Pogo Producing Co...........................................      227,500           9,043
                                                                                                        ---------
                                                                                                          18,318
                                                                                                        ---------
                       FINANCE -- 12.6%
                       Financial Services -- 3.8%
                       Capital One Financial Corp..................................      133,200           4,126
                       CIT Group, Inc..............................................      100,000           1,717
                       Fannie Mae..................................................      110,000           7,051
                       Paychex, Inc................................................      150,000           3,933

                       Insurance -- 8.8%
                       Arthur J. Gallagher & Co....................................      270,000           6,607
                       Berkshire Hathaway, Inc., Class A+..........................          200          12,340
                       Progressive Corp............................................      200,000          10,402
                       XL Capital, Ltd., Class A...................................      130,000           9,222
                                                                                                        ---------
                                                                                                          55,398
                                                                                                        ---------
                       SERVICES -- 37.0%
                       Broadcasting & Publishing -- 16.1%
                       AOL Time Warner, Inc.+......................................    1,346,250          15,240
                       Clear Channel Communications, Inc.+.........................      133,800           4,885
                       Comcast Corp., Class A+.....................................       29,115             851
                       Comcast Corp., Special Class A+.............................      450,000          12,640
                       News Corp., Ltd. ADR........................................      680,000          17,000
                       UnitedGlobalCom, Inc., Class A+.............................       50,000             134
                       Viacom, Inc., Class B+......................................      545,000          20,236

                       Business & Public Services -- 8.9%
                       Allied Waste Industries, Inc.+..............................      350,000           2,888
                       Ebay, Inc.+.................................................       70,000           5,489
                       FedEx Corp..................................................      100,000           5,140
                       TMP Worldwide, Inc.+........................................      200,000           1,830
                       USA Networks, Inc.+.........................................      753,000          18,471
                       Yahoo!, Inc.+...............................................      250,000           5,212

                       Cellular & Paging -- 3.7%
                       AT&T Wireless Services, Inc.+...............................    1,340,000           7,919
                       Sprint Corp.-PCS Group+.....................................    1,500,000           5,940
                       Vodafone Group, PLC.........................................      452,000             809
                       Vodafone Group, PLC ADR.....................................       85,000           1,539

                       Leisure & Tourism -- 1.9%
                       Sabre Holdings Corp., Class A+..............................      166,209           2,752
                       Starbucks Corp.+............................................      240,000           5,628

                       Telecommunications -- 3.1%
                       AT&T Corp...................................................       18,000             334
                       Cisco Systems, Inc.+........................................       90,000           1,258
                       KDDI Corp...................................................        1,400           4,394
                       Telefonos de Mexico SA de CV ADR............................      270,000           7,849

                       Transportation: Airlines -- 3.3%
                       Southwest Airlines Co.......................................    1,223,437          14,767
                                                                                                        ---------
                                                                                                         163,205
                                                                                                        ---------
                       TOTAL COMMON STOCK (cost $374,923)..........................                      407,434
                                                                                                        ---------

---------------------

                                                                                                          VALUE
                       PREFERRED STOCK -- 1.8%                                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.8%
                       Broadcasting & Publishing -- 1.8%
                       News Corp., Ltd. 0.79% ADR (cost $2,840)....................      365,561        $  7,640
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $377,763).................                      415,074
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 5.7%                                 (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------

                       CORPORATE SHORT-TERM NOTES -- 4.5%
                       Caterpillar Financial Services Corp. 1.24% due 4/28/03......    $   3,100           3,094
                       Colgate-Palmolive Co. 1.26% due 3/28/03.....................        3,000           2,997
                       Enterprise Funding Corp. 1.27% due 3/07/03..................        3,600           3,599
                       First Data Corp. 1.25% due 3/11/03..........................          500             500
                       General Dynamics Corp. 1.24% due 3/11/03....................        2,500           2,499
                       Kraft Foods, Inc. 1.24% due 3/03/03.........................        2,300           2,300
                       Preferred Receivables Funding 1.26% due 3/18/03.............        1,800           1,799
                       Preferred Receivables Funding 1.27% due 3/17/03.............        2,900           2,898
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $19,686).............                       19,686
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 1.2%
                       Federal Home Loan Bank Disc. Notes 1.22% due 3/14/03........        3,238           3,237
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         3/04/03...................................................        2,200           2,200
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $5,437)..............                        5,437
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $25,123)..................                       25,123
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $402,886)                                       99.9%                             $440,197
                       Other assets less liabilities--                          0.1                                   642
                                                                             -------                             ---------
                       NET ASSETS --                                          100.0%                             $440,839
                                                                             =======                             =========

              -----------------------------

+ Non-income producing security

ADR - American Depository Receipt

See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                                      VALUE
                       COMMON STOCK -- 86.4%                                           SHARES     (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 8.7%
                       Foster's Group, Ltd. (Consumer Goods).......................  1,158,046       $ 3,041
                       News Corp., Ltd. ADR (Services).............................    100,000         2,500
                       Qantas Airways, Ltd. (Services).............................  1,450,000         2,715
                                                                                                     --------
                                                                                                       8,256
                                                                                                     --------
                       BELGIUM -- 2.1%
                       Groupe Bruxelles Lambert SA (Energy)........................     54,000         2,008
                                                                                                     --------
                       BRAZIL -- 1.8%
                       Petroleo Brasileiro SA ADR (Energy).........................    125,000         1,671
                                                                                                     --------
                       CANADA -- 1.1%
                       BCE, Inc. (Services)........................................     55,554         1,037
                                                                                                     --------
                       DENMARK -- 1.4%
                       Novo Nordisk A/S, Class B (Consumer Goods)..................     46,000         1,322
                                                                                                     --------
                       FINLAND -- 3.7%
                       UPM-Kymmene Oyj (Materials).................................    123,000         3,527
                                                                                                     --------
                       FRANCE -- 6.0%
                       L'Air Liquide SA (Capital Equipment)........................     18,000         2,311
                       Sanofi-Synthelabo SA (Consumer Goods).......................     45,000         2,407
                       Vivendi Universal SA (Services).............................     70,000           982
                                                                                                     --------
                                                                                                       5,700
                                                                                                     --------
                       GERMANY -- 3.3%
                       Allianz AG (Finance)........................................     13,300           953
                       Deutsche Telekom AG (Services)..............................    187,000         2,151
                                                                                                     --------
                                                                                                       3,104
                                                                                                     --------
                       HONG KONG -- 1.0%
                       Hang Lung Group, Ltd. (Housing).............................  1,075,000           910
                                                                                                     --------
                       ITALY -- 2.8%
                       ENI-Ente Nazionale Idrocarburi, SpA (Energy)................    180,000         2,672
                                                                                                     --------
                       JAPAN -- 15.1%
                       Canon, Inc. (Consumer Goods)................................     28,000         1,011
                       Hirose Electric Co., Ltd. (Capital Equipment)...............     27,300         1,933
                       Honda Motor Co., Ltd. (Consumer Goods)......................     23,500           859
                       Mitsubishi Estate Co., Ltd. (Housing).......................    267,000         1,850
                       Nitto Denko Corp. (Materials)...............................     38,000         1,067
                       Rohm Co., Ltd. (Capital Equipment)..........................     23,000         2,636
                       Shionogi & Co., Ltd. (Consumer Goods).......................    140,000         2,033
                       TonenGeneral Sekiyu KK (Energy).............................    300,000         1,822
                       Yakult Honsha Co., Ltd. (Consumer Goods)....................     86,000         1,056
                                                                                                     --------
                                                                                                      14,267
                                                                                                     --------

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES     (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------
                       MEXICO -- 4.4%
                       Grupo Televisa SA GDR (Services)+...........................     35,000       $   847
                       Telefonos de Mexico SA de CV ADR (Services).................    110,400         3,209
                       Wal-Mart de Mexico SA de CV, Series C (Consumer Services)...        659             1
                       Wal-Mart de Mexico SA de CV, Series V (Consumer Services)...     49,461           111
                                                                                                     --------
                                                                                                       4,168
                                                                                                     --------
                       NETHERLANDS -- 11.6%
                       Aegon NV (Finance)..........................................    120,000         1,287
                       ASML Holding NV (Capital Equipment)+........................    100,000           721
                       Koninklijke KPN NV (Services)+..............................    374,000         2,479
                       Unilever NV (Consumer Goods)................................     62,000         3,514
                       VNU NV (Services)...........................................    132,559         2,917
                                                                                                     --------
                                                                                                      10,918
                                                                                                     --------
                       NORWAY -- 2.4%
                       Orkla ASA (Multi-industry)..................................    160,000         2,233
                                                                                                     --------
                       PHILIPPINES -- 0.2%
                       Philippine Long Distance Telephone Co. (Services)+..........     35,000           188
                                                                                                     --------
                       SOUTH KOREA -- 3.0%
                       Samsung Electro-Mechanics Co., Ltd. (Capital Equipment).....     28,000           910
                       Samsung Electronics Co., Ltd. (Capital Equipment)...........      5,700         1,335
                       Samsung SDI Co., Ltd. (Capital Equipment)...................      9,400           535
                                                                                                     --------
                                                                                                       2,780
                                                                                                     --------
                       SWITZERLAND -- 5.4%
                       Compagnie Financiere Richemont AG (Consumer Services).......     47,600           770
                       Nestle SA (Consumer Goods)..................................     21,250         4,279
                                                                                                     --------
                                                                                                       5,049
                                                                                                     --------
                       UNITED KINGDOM -- 10.4%
                       British Airways, PLC (Transportation)+......................    365,000           599
                       Corus Group, PLC (Materials)+...............................    826,600           228
                       Electrocomponents, PLC (Capital Equipment)..................    226,000           839
                       HBOS, PLC (Finance).........................................     95,000           990
                       HSBC Holdings, PLC (Finance)................................     90,000           963
                       Lloyds TSB Group, PLC (Finance).............................    100,000           557
                       mm02, PLC (Services)........................................  1,374,000         1,027
                       Scottish Power, PLC (Energy)................................    132,240           759
                       Shell Transport & Trading Co., PLC ADR (Energy).............     48,000         1,667
                       Vodafone Group, PLC (Services)..............................  1,245,000         2,229
                                                                                                     --------
                                                                                                       9,858
                                                                                                     --------
                       OTHER COMMON STOCK -- 2.0%..................................                    1,965
                                                                                                     --------
                       TOTAL COMMON STOCK (cost $93,744)...........................                   81,633
                                                                                                     --------
                       PREFERRED STOCK -- 1.8%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 1.8%
                       Cia Vale do Rio Doce (Materials) (cost $1,652)..............     62,000         1,705
                                                                                                     --------
                       TOTAL INVESTMENT SECURITIES (cost $95,396)..................                   83,338
                                                                                                     --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 11.4%                                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 9.8%
                       Asset Securitization Cooperative Corp. 1.27% due 3/13/03....     $   1,300        $ 1,300
                       Executive Jet, Inc. 1.26% due 3/13/03.......................         1,400          1,399
                       General Electric Capital Corp. 1.36% due 3/03/03............         2,000          2,000
                       HBOS Treasury Services, PLC 1.25% due 3/14/03...............           700            700
                       Kraft Foods, Inc. 1.24% due 4/25/03.........................         2,500          2,495
                       Toyota Motor Credit Corp. 1.26% due 3/03/03.................         1,400          1,400
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $9,294)..............                        9,294
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 1.6%
                       Federal National Mtg. Assoc. Disc. Notes 1.22% due 4/11/03
                         (cost $1,497).............................................         1,500          1,497
                                                                                                         --------
                       TOTAL SHORT TERM SECURITIES (cost $10,791)..................                       10,791
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $106,187)                                         99.6%                     $94,129
                       Other assets less liabilities --                           0.4                          362
                                                                               -------                     --------
                       NET ASSETS --                                            100.0%                     $94,491
                                                                               =======                     ========

              -----------------------------

              + Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES               INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                                         VALUE
                       COMMON STOCK -- 91.1%                                            SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 17.5%
                       Aerospace & Military Technology -- 4.2%
                       Honeywell International, Inc. ..............................      255,000       $  5,837
                       Lockheed Martin Corp. ......................................       80,000          3,657
                       Northrop Grumman Corp. .....................................       21,428          1,858
                       Raytheon Co. ...............................................       80,000          2,166
                       United Technologies Corp. ..................................      105,800          6,198

                       Data Processing & Reproduction -- 4.5%
                       Dell Computer Corp.+........................................       65,000          1,752
                       Hewlett-Packard Co. ........................................      100,000          1,585
                       International Business Machines Corp. ......................       87,000          6,782
                       Microsoft Corp.+............................................      120,000          2,844
                       Oracle Corp.+...............................................      440,000          5,263
                       Sun Microsystems, Inc.+.....................................      130,000            447
                       Xerox Corp.+................................................      300,000          2,700

                       Electronic Components -- 5.4%
                       Applera Corp. -- Applied Biosystems Group...................       40,000            734
                       Applied Materials, Inc.+....................................      160,000          2,077
                       EMC Corp.+..................................................      290,600          2,148
                       Emerson Electric Co. .......................................       25,000          1,177
                       General Electric Co. .......................................      400,000          9,620
                       Intel Corp. ................................................      110,000          1,897
                       LSI Logic Corp.+............................................      150,000            666
                       Sanmina-SCI Corp.+..........................................      200,000            860
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR+...........      200,000          1,418
                       Texas Instruments, Inc. ....................................      275,000          4,606

                       Energy Equipment -- 1.4%
                       Schlumberger, Ltd. .........................................      160,000          6,658

                       Industrial Components -- 1.1%
                       Dana Corp. .................................................       50,000            428
                       Ingersoll-Rand Co. Class A..................................      120,000          4,734

                       Machinery & Engineering -- 0.9%
                       Caterpillar, Inc. ..........................................       55,000          2,585
                       Pall Corp. .................................................      100,000          1,614
                                                                                                       ---------
                                                                                                         82,311
                                                                                                       ---------
                       CONSUMER GOODS -- 23.5%
                       Automotive -- 0.5%
                       General Motors Corp. .......................................       65,000          2,195

                       Beverages & Tobacco -- 1.9%
                       Altria Group, Inc. .........................................      175,000          6,764
                       Coca-Cola Co. ..............................................       50,000          2,011

                       Food Retail -- 1.4%
                       Albertson's, Inc. ..........................................      340,000          6,402

                       Food & Household Products -- 3.7%
                       Crown Holdings, Inc.+.......................................      150,000            858
                       Del Monte Foods Co.+........................................      300,000          2,454
                       General Mills, Inc. ........................................      100,000          4,287

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Food & Household Products (continued)
                       H.J. Heinz Co. .............................................      110,000       $  3,377
                       Sara Lee Corp. .............................................      325,000          6,435

                       Health & Personal Care -- 10.1%
                       AstraZeneca, PLC ADR........................................      100,000          3,212
                       Avon Products, Inc. ........................................      150,000          7,800
                       Bristol-Myers Squibb Co. ...................................      170,000          3,961
                       Cardinal Health, Inc. ......................................       90,000          5,156
                       Eli Lilly & Co. ............................................      160,000          9,050
                       Johnson & Johnson...........................................       50,000          2,623
                       Kimberly-Clark Corp. .......................................       40,000          1,833
                       Merck & Co., Inc. ..........................................       50,000          2,637
                       Pfizer, Inc. ...............................................       50,000          1,491
                       Pharmacia Corp. ............................................       75,000          3,099
                       Schering-Plough Corp. ......................................      235,000          4,235
                       Sepracor, Inc.+.............................................       73,887            913
                       Service Corp. International+................................      600,000          1,842

                       Retail -- 4.7%
                       Circuit City Stores, Inc. ..................................      145,000            641
                       Dollar General Corp. .......................................      250,000          2,598
                       Federated Department Stores, Inc.+..........................      100,000          2,550
                       Gap, Inc. ..................................................      350,000          4,564
                       Limited Brands..............................................      250,000          2,970
                       Lowe's Cos., Inc. ..........................................       80,000          3,144
                       May Department Stores Co. ..................................      170,000          3,335
                       Target Corp. ...............................................       75,000          2,149

                       Textiles & Apparels -- 1.2%
                       Nike, Inc. Class B..........................................       50,000          2,318
                       VF Corp. ...................................................      100,000          3,385
                                                                                                       ---------
                                                                                                        110,289
                                                                                                       ---------
                       ENERGY -- 9.7%
                       Energy Sources -- 6.8%
                       ChevronTexaco Corp. ........................................      111,600          7,161
                       ConocoPhillips..............................................       23,385          1,186
                       Devon Energy Corp. .........................................       70,000          3,374
                       Exxon Mobil Corp. ..........................................       60,000          2,041
                       Halliburton Co. ............................................       40,000            810
                       Marathon Oil Corp. .........................................      245,000          5,657
                       Petro-Canada................................................      160,000          5,708
                       Royal Dutch Petroleum Co. ..................................       80,000          3,174
                       Unocal Corp. ...............................................      100,000          2,635

                       Utilities: Electric, Gas & Water -- 2.9%
                       Dominion Resources, Inc. ...................................       50,000          2,695
                       Duke Energy Corp. ..........................................      440,600          5,953
                       Progress Energy, Inc. ......................................       60,000          2,334
                       TECO Energy, Inc. ..........................................       85,000            942
                       Xcel Energy, Inc. ..........................................      150,000          1,663
                                                                                                       ---------
                                                                                                         45,333
                                                                                                       ---------
                       FINANCE -- 15.2%
                       Banks -- 4.4%
                       Bank of America Corp. ......................................      100,000          6,924
                       Bank of New York Co., Inc. .................................      100,000          2,278
                       SunTrust Banks, Inc. .......................................       25,000          1,406
                       Wachovia Corp. .............................................      125,000          4,435
                       Wells Fargo & Co. ..........................................      120,000          5,442

---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 5.8%
                       American Express Co. .......................................       80,000       $  2,686
                       Citigroup, Inc. ............................................       66,000          2,201
                       FleetBoston Financial Corp. ................................      100,000          2,456
                       Household International, Inc. ..............................      180,000          5,027
                       J.P. Morgan Chase & Co. ....................................      390,000          8,845
                       MGIC Investment Corp. ......................................       50,000          1,973
                       Mitsubishi Tokyo Financial Group, Inc. ADR..................      100,000            443
                       PNC Financial Services Group, Inc. .........................       75,000          3,370
                       Sumitomo Mitsui Financial Group, Inc. ADR+(1)...............      210,000            483

                       Insurance -- 5.0%
                       Allstate Corp. .............................................      170,000          5,377
                       Chubb Corp. ................................................       50,000          2,391
                       Cigna Corp. ................................................       85,000          3,652
                       Jefferson-Pilot Corp. ......................................       60,000          2,262
                       Manulife Financial Corp. ...................................      150,000          3,683
                       Principal Financial Group...................................       70,000          1,930
                       Royal & Sun Alliance Insurance Group........................      600,000            675
                       XL Capital, Ltd., Class A...................................       50,000          3,547
                                                                                                       ---------
                                                                                                         71,486
                                                                                                       ---------
                       HOUSING -- 1.3%
                       Home Building & Real Estate -- 1.3%
                       Boston Properties, Inc. ....................................       80,000          2,976
                       Equity Residential..........................................      120,000          2,914
                                                                                                       ---------
                                                                                                          5,890
                                                                                                       ---------
                       MATERIALS -- 3.2%
                       Chemicals -- 1.2%
                       Ashland, Inc. ..............................................       48,800          1,357
                       Dow Chemical Co. ...........................................       35,000            956
                       Millennium Chemicals, Inc. .................................      300,000          3,276

                       Forest Products & Paper -- 2.0%
                       International Paper Co. ....................................      105,000          3,678
                       MeadWestvaco Corp. .........................................       58,200          1,350
                       Sonoco Products Co. ........................................      100,000          2,075
                       Weyerhaeuser Co. ...........................................       50,000          2,492
                                                                                                       ---------
                                                                                                         15,184
                                                                                                       ---------
                       SERVICES -- 18.2%
                       Broadcasting & Publishing -- 2.1%
                       AOL Time Warner, Inc.+......................................      420,000          4,754
                       Dow Jones & Co., Inc. ......................................       60,000          2,153
                       Gannett Co., Inc. ..........................................       20,000          1,443
                       Viacom, Inc., Class B+......................................       45,000          1,671

                       Business & Public Services -- 6.2%
                       Allied Waste Industries, Inc.+..............................    1,075,000          8,869
                       Avery Dennison Corp. .......................................       60,000          3,444
                       Ikon Office Solutions, Inc. ................................      300,000          2,103
                       Interpublic Group of Cos., Inc. ............................      200,000          1,930
                       Pitney Bowes, Inc. .........................................      270,000          8,381
                       Yahoo!, Inc.+...............................................      200,000          4,170

                       Business Services -- 1.7%
                       Automatic Data Processing, Inc. ............................       50,000          1,625
                       Electronic Data Systems Corp. ..............................      115,000          1,790
                       ServiceMaster Co. ..........................................      470,000          4,592

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                         SHARES       (IN THOUSANDS)
                       --------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Cellular & Paging -- 1.5%
                       AT&T Wireless Services, Inc.+...............................      700,000       $  4,137
                       Nextel Communications, Inc. Class A+........................      200,000          2,816

                       Leisure & Tourism -- 1.0%
                       Carnival Corp. Class A......................................       50,000          1,149
                       McDonald's Corp. ...........................................      250,000          3,402

                       Telecommunications -- 4.0%
                       AT&T Corp. .................................................      154,000          2,855
                       Cisco Systems, Inc.+........................................      400,000          5,592
                       Corning, Inc.+..............................................      175,000            861
                       Lucent Technologies, Inc.+..................................      100,000            164
                       Motorola, Inc. .............................................      300,000          2,526
                       Nokia Oyi ADR...............................................      200,000          2,646
                       SBC Communications, Inc. ...................................       40,000            832
                       Sprint Corp.-FON Group......................................      120,000          1,524
                       Verizon Communications, Inc. ...............................       50,000          1,729

                       Transportation: Airlines -- 0.4%
                       Southwest Airlines Co. .....................................      150,000          1,811

                       Transportation: Rail & Road -- 1.3%
                       Burlington Northern Santa Fe Corp. .........................      170,000          4,250
                       Norfolk Southern Corp. .....................................       90,000          1,715
                                                                                                       ---------
                                                                                                         84,934
                                                                                                       ---------
                       OTHER COMMON STOCK -- 2.5%..................................                      11,957
                                                                                                       ---------
                       TOTAL COMMON STOCK (cost $520,655)..........................                     427,384
                                                                                                       ---------
                       PREFERRED STOCK -- 1.9%
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 0.1%
                       Financial Services -- 0.1%
                       SMFG Finance 2.25% Conv Prf Jpy3Mil 144A (1)................      600,000            465

                       SERVICES -- 1.8%
                       Broadcasting & Publishing -- 0.4%
                       News Corp., Ltd. 0.79% ADR..................................       80,000          1,672

                       Telecommunications -- 1.4%
                       Lucent Technologies, Inc. 8.00% (1).........................        8,000          6,712
                                                                                                       ---------
                                                                                                          8,384
                                                                                                       ---------
                       TOTAL PREFERRED STOCK (cost $7,588).........................                       8,849
                                                                                                       ---------
                       TOTAL INVESTMENT SECURITIES (cost $528,243).................                     436,233
                                                                                                       ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES -- 7.1%                                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 4.4%
                       Abbott Laboratories 1.25% due 3/03/03.......................    $    6,400          6,399
                       E.W. Scripps Co. 1.26% due 3/05/03..........................         3,000          3,000
                       Estee Lauder Cos., Inc. 1.25% due 3/27/03...................         3,400          3,397
                       First Data Corp. 1.25% due 3/11/03..........................           500            500
                       Harley-Davidson Dealer Funding 1.23% due 3/13/03............         1,000          1,000

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       Kraft Foods, Inc. 1.27% due 3/07/03.........................    $    3,815       $  3,814
                       Preferred Receivables Funding 1.26% due 3/18/03.............         2,600          2,598
                                                                                                        ---------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $20,708).............                       20,708
                                                                                                        ---------
                       U.S. GOVERNMENT & AGENCIES -- 2.7%
                       Federal Home Loan Bank Disc. Notes 1.22% due 3/14/03........         8,000          7,996
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         3/04/03...................................................         1,547          1,547
                       Federal National Mtg. Assoc. Disc. Notes 1.22% due
                         3/04/03...................................................         3,100          3,100
                                                                                                        ---------
                       TOTAL U.S. GOVERNMENT & AGENCIES (cost $12,643).............                       12,643
                                                                                                        ---------
                       TOTAL SHORT-TERM SECURITIES (cost $33,351)..................                       33,351
                                                                                                        ---------

                       TOTAL INVESTMENTS --
                         (cost $561,594)                                        100.1%                  $469,584
                       Liabilities in excess of other assets--                   (0.1)                      (247)
                                                                               -------                  ---------
                       NET ASSETS--                                             100.0%                  $469,337
                                                                               =======                  =========

              -----------------------------

              ADR - American Depository Receipt

              + Non-income producing security

              (1) Fair valued security -- See Note 2

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES            INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                                          VALUE
                       COMMON STOCK -- 66.8%                                             SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 13.4%
                       Aerospace & Military Technology -- 3.1%
                       Honeywell International, Inc. ..............................      50,000          $ 1,145
                       Raytheon Co. ...............................................      40,000            1,083

                       Data Processing & Reproduction -- 2.9%
                       Hewlett-Packard Co. ........................................      60,000              951
                       International Business Machines Corp. ......................      15,000            1,169

                       Electronic Components -- 2.8%
                       General Electric Co. .......................................      50,000            1,202
                       Texas Instruments, Inc. ....................................      50,000              838

                       Energy Equipment -- 1.5%
                       Schlumberger, Ltd. .........................................      27,000            1,123

                       Industrial Components -- 2.0%
                       Genuine Parts Co. ..........................................      50,000            1,440

                       Machinery & Engineering -- 1.1%
                       Dover Corp. ................................................      30,000              766
                                                                                                         --------
                                                                                                           9,717
                                                                                                         --------
                       CONSUMER GOODS -- 18.5%
                       Food Retail -- 1.0%
                       Albertson's, Inc. ..........................................      40,000              753

                       Food & Household Products -- 3.1%
                       General Mills, Inc. ........................................      30,000            1,286
                       Sara Lee Corp. .............................................      50,000              990

                       Health & Personal Care -- 9.3%
                       AstraZeneca, PLC............................................      31,000              992
                       AstraZeneca, PLC ADR........................................      19,000              610
                       Bristol-Myers Squibb Co. ...................................      50,000            1,165
                       Eli Lilly & Co. ............................................      30,000            1,697
                       Schering-Plough Corp. ......................................      50,000              901
                       Unilever NV.................................................      25,000            1,417

                       Retail -- 5.1%
                       May Department Stores Co. ..................................      50,000              981
                       Target Corp. ...............................................      35,000            1,003
                       Walgreen Co. ...............................................      60,000            1,688
                                                                                                         --------
                                                                                                          13,483
                                                                                                         --------
                       ENERGY -- 7.0%
                       Energy Sources -- 4.6%
                       ChevronTexaco Corp. ........................................      29,250            1,877
                       Petro-Canada................................................      40,000            1,427

                       Utilities: Electric, Gas & Water -- 2.4%
                       American Electric Power Co., Inc. ..........................      14,100              307
                       Duke Energy Corp. ..........................................      60,000              810
                       El Paso Corp. ..............................................     130,000              632
                                                                                                         --------
                                                                                                           5,053
                                                                                                         --------

---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 11.9%
                       Banks -- 2.4%
                       Bank of America Corp. ......................................      25,000          $ 1,731

                       Financial Services -- 7.5%
                       Citigroup, Inc. ............................................      40,000            1,334
                       Fannie Mae..................................................      20,000            1,282
                       FleetBoston Financial Corp. ................................      60,000            1,474
                       Household International, Inc. ..............................      50,000            1,396

                       Insurance -- 2.0%
                       Allstate Corp. .............................................      45,000            1,423
                                                                                                         --------
                                                                                                           8,640
                                                                                                         --------
                       MATERIALS -- 4.7%
                       Chemicals -- 1.7%
                       Dow Chemical Co. ...........................................      45,000            1,229

                       Forest Products & Paper -- 2.0%
                       Weyerhaeuser Co. ...........................................      30,000            1,495

                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................      35,000              718
                                                                                                         --------
                                                                                                           3,442
                                                                                                         --------
                       SERVICES -- 10.3%
                       Business & Public Services -- 2.1%
                       Pitney Bowes, Inc. .........................................      50,000            1,552

                       Cellular & Paging -- 0.1%
                       Nextel Communications, Inc. Class A+........................       7,133              101

                       Leisure & Tourism -- 1.9%
                       Carnival Corp. Class A......................................      60,000            1,378

                       Telecommunications -- 5.6%
                       AT&T Corp. .................................................      40,000              742
                       CenturyTel, Inc. ...........................................      55,000            1,507
                       Nokia Oyj ADR...............................................      80,000            1,058
                       Sprint Corp.-FON Group......................................      60,000              762

                       Transportation: Rail & Road -- 0.6%
                       Burlington Northern Santa Fe Corp. .........................      17,600              440
                                                                                                         --------
                                                                                                           7,540
                                                                                                         --------
                       OTHER COMMON STOCK -- 1.0%..................................                          709
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $56,027)...........................                       48,584
                                                                                                         --------

                       PREFERRED STOCK -- 0.4%
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Financial Services -- 0.4%
                       NB Capital Corp. 8.35% .....................................      10,000              273
                                                                                                         --------
                       SERVICES -- 0.0%
                       Broadcasting & Publishing -- 0.0%
                       Adelphia Communications Corp. 13.00%+.......................       5,000                3
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $756)...........................                          276
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES -- 29.7%                                        (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 1.2%
                       Retail -- 1.2%
                       J.C. Penney Co., Inc. 6.88% 2015............................     $ 1,000              895
                                                                                                         --------
                       ENERGY -- 0.4%
                       Energy Sources -- 0.4%
                       Conoco, Inc. 6.35% 2009.....................................         250              285
                                                                                                         --------
                       FINANCE -- 4.4%
                       Banks -- 0.7%
                       Chevy Chase Savings Bank 9.25% 2008.........................         500              501

                       Financial Services -- 3.7%
                       Capital One Financial Corp. 7.13% 2008......................         500              474
                       Ford Motor Credit Co. 5.80% 2009............................         500              469
                       Mizuho JGB Investment, LLC 9.87% 2008*(2)...................         250              234
                       Mizuho Preferred Capital Co., LLC 8.79% 2008*(2)............         500              448
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A7 7.05%
                         2009......................................................         250              286
                       Societe Generale Real Estate Co., LLC 7.64% 2007*(2)........         500              559
                       Tokai Preferred Capital Co., LLC 9.98% 2008*(2).............         250              237
                                                                                                         --------
                                                                                                           3,208
                                                                                                         --------
                       MATERIALS -- 1.3%
                       Chemicals -- 0.6%
                       Equistar Chemicals LP 8.75% 2009............................         500              428

                       Metals & Minerals -- 0.7%
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............         500              497
                                                                                                         --------
                                                                                                             925
                                                                                                         --------
                       SERVICES -- 6.9%
                       Broadcasting & Publishing -- 2.4%
                       British Sky Broadcasting, PLC 8.20% 2009....................         500              559
                       Time Warner, Inc. 9.13% 2013................................       1,000            1,177

                       Business Services -- 0.7%
                       Allied Waste North America, Inc. 10.00% 2009................         500              507

                       Cellular & Paging -- 2.1%
                       Nextel Communications, Inc. 9.95% 2008(3)...................       1,500            1,526

                       Leisure & Tourism -- 1.3%
                       Horseshoe Gaming Holdings Corp. 8.63% 2009..................         500              523
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................         500              431

                       Transportation: Airlines -- 0.4%
                       Delta Air Lines, Inc., Series 93A2 10.50% 2016(4)...........         500              265
                       Jet Equipment Trust 7.83% 2012*(4)..........................         403               32
                       United AirLines, Inc. 7.87% 2019(1)(4)......................         500               40
                                                                                                         --------
                                                                                                           5,060
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 0.1%
                       Government National Mtg. Assoc. 8.50% 2029..................          48               52
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BONDS & NOTES (CONTINUED)                                     (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 15.4%
                       United States Treasury Bonds 7.25% 2016.....................     $ 2,000          $ 2,605
                       United States Treasury Bonds 7.50% 2016.....................       2,000            2,663
                       United States Treasury Bonds 8.75% 2008.....................       2,500            2,627
                       United States Treasury Notes 6.63% 2007.....................       1,000            1,168
                       United States Treasury Notes 7.25% 2004.....................       2,000            2,144
                                                                                                         --------
                                                                                                          11,207
                                                                                                         --------
                       TOTAL BONDS & NOTES (cost $21,591)..........................                       21,632
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $78,374)..................                       70,492
                                                                                                         --------
                       SHORT-TERM SECURITIES -- 2.0%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 2.0%
                       Harley-Davidson Dealer Funding 1.23% due 3/13/03............         500              500
                       Triple A One Funding Corp. 1.34% due 3/03/03................       1,000            1,000
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $1,500)...................                        1,500
                                                                                                         --------

                       TOTAL INVESTMENTS -- (cost $79,874)..............         98.9%                   $71,992
                       Other assets less liabilities--..................          1.1                        766
                                                                               -------                   --------
                       NET ASSETS--.....................................        100.00%                  $72,758
                                                                               =======                   ========

              -----------------------------
              ADR -- American Depository Receipt

              +   Non-income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              (1) Bond in default

              (2) Variable rate security -- the rate reflected is as of February
                  28, 2003; maturity date reflects next reset date.

              (3) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (4) Fair valued security; See Note 2

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 83.7%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 11.2%
                       Electronic Components -- 7.1%
                       Amkor Technology, Inc. 9.25% 2006...........................      $   350         $   332
                       Amkor Technology, Inc. 9.25% 2008...........................           25              24
                       Fairchild Semiconductor International, Inc. 10.50% 2009.....          375             418
                       Flextronics International, Ltd. 8.75% 2007..................          125             131
                       Flextronics International, Ltd. 9.75% 2010..................          500             555
                       LSI Logic Corp. 4.00% 2005..................................           70              64
                       Sanmina-SCI Corp. 10.38% 2010*..............................          250             264
                       Solectron Corp. zero coupon 2020............................        1,250             669
                       Solectron Corp. 9.63% 2009..................................          750             776
                       Stoneridge, Inc. 11.50% 2012................................          250             255
                       TriQuint Semiconductor, Inc. 4.00% 2007.....................           50              39

                       Industrial Components -- 0.3%
                       Dura Operating Corp. 8.63% 2012.............................          125             123

                       Industrial Machinery -- 1.3%
                       Teekay Shipping Corp. 8.88% 2011............................          625             659

                       Machinery & Engineering -- 2.5%
                       AGCO Corp. 9.50% 2008.......................................          350             376
                       NMHG Holding Co. 10.00% 2009................................          250             260
                       Terex Corp. 9.25% 2011......................................          375             356
                       Terex Corp. 10.38% 2011.....................................          250             250
                                                                                                         --------
                                                                                                           5,551
                                                                                                         --------
                       CONSUMER GOODS -- 9.5%
                       Appliances & Household Durables -- 0.4%
                       Salton, Inc. 10.75% 2005....................................          175             170

                       Automotive -- 0.2%
                       TRW Automotive, Inc. 9.38% 2013*............................           50              51
                       TRW Automotive, Inc. 11.00% 2013*...........................           25              26

                       Beverages & Tobacco -- 1.0%
                       Constellation Brands, Inc. 8.13% 2012.......................          500             511

                       Food Retail -- 0.8%
                       Delhaize America, Inc. 7.38% 2006...........................          375             365

                       Food & Household Products -- 0.9%
                       Burns Philp Capital Property, Ltd. 9.75% 2012*..............          375             326
                       Del Monte Corp. 8.63% 2012*.................................          125             128

                       Health & Personal Care -- 1.5%
                       Columbia HCA Healthcare Corp. 7.00% 2007....................          250             269
                       Mariner Health Group, Inc. 9.50% 2006(2)....................          610              18
                       Pacificare Health Systems, Inc. 10.75% 2009.................          250             268
                       Tekni-Plex, Inc. 12.75% 2010................................          225             201

                       Retail -- 3.2%
                       Dillard's, Inc. 7.00% 2028..................................          125             108
                       Dillard's, Inc. 7.88% 2023..................................          125             112
                       Gap, Inc. 6.90% 2007........................................          125             126
                       Gap, Inc. 10.55% 2008.......................................          250             283
                       J.C. Penney Co., Inc. 7.65% 2016............................          250             235
                       J.C. Penney Co., Inc. 8.00% 2010............................          250             255

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Retail (continued)
                       J.C. Penney Co., Inc. 8.25% 2022............................      $   250         $   236
                       Kmart Corp. 9.78% 2020(1)...................................          246              85
                       Petco Animal Supplies, Inc. 10.75% 2011.....................          125             139
                       Saks, Inc. 7.38% 2019.......................................           25              21

                       Textiles & Apparels -- 1.5%
                       Levi Strauss & Co. 6.80% 2003...............................          750             757
                                                                                                         --------
                                                                                                           4,690
                                                                                                         --------
                       ENERGY -- 3.0%
                       Energy Sources -- 2.2%
                       Clark Refining & Marketing, Inc. 8.88% 2007.................          500             475
                       Newfield Exploration Co. 7.45% 2007.........................          250             262
                       Newfield Exploration Co. 7.63% 2011.........................           50              53
                       Newfield Exploration Co. 8.38% 2012.........................          100             109
                       Western Oil Sands, Inc. 8.38% 2012..........................          150             154

                       Utilities: Electric, Gas & Water -- 0.8%
                       AES Corp. 9.50% 2009........................................          350             255
                       Edison Mission Energy 7.73% 2009............................          125              73
                       Mission Energy Holding Co. 13.50% 2008......................          250              70
                                                                                                         --------
                                                                                                           1,451
                                                                                                         --------
                       FINANCE -- 1.1%
                       Financial Services -- 1.1%
                       American Tower Escrow Corp. zero coupon 2008*...............          250             154
                       DR Structured Finance Corp. 9.35% 2019(2)...................          500             155
                       Mizuho JGB Investment, LLC 9.87% 2008*(3)...................          250             234
                                                                                                         --------
                                                                                                             543
                                                                                                         --------
                       HOUSING -- 4.7%
                       Home Building & Real Estate -- 4.7%
                       Beazer Homes USA, Inc. 8.38% 2012...........................          500             530
                       Host Marriot LP, Series E 8.38% 2006........................          250             243
                       Lennar Corp. 7.63% 2009.....................................          250             282
                       MeriStar Hospitality Operating Partnership LP 10.50% 2009...          125             107
                       Ryland Group, Inc. 8.25% 2008...............................          250             257
                       Ryland Group, Inc. 9.75% 2010...............................          250             280
                       Technical Olympic USA, Inc. 9.00% 2010*.....................          250             245
                       Technical Olympic USA, Inc. 10.38% 2012.....................          250             244
                       WCI Communities, Inc. 10.63% 2011...........................          125             127
                                                                                                         --------
                                                                                                           2,315
                                                                                                         --------
                       MATERIALS -- 8.1%
                       Chemicals -- 0.4%
                       Key Plastics Holdings, Inc. 10.25% 2007(1)(2)...............        1,000              12
                       Lyondell Chemical Co. 10.88% 2009...........................          250             214

                       Containers & Storage -- 1.3%
                       Owens-Brockway Glass Container 8.75% 2012*..................          125             125
                       Owens-Illinois, Inc. 8.10% 2007.............................          250             240
                       Stone Container Corp. 9.75% 2011............................          250             272

                       Forest Products & Paper -- 3.1%
                       Georgia-Pacific Corp. 8.13% 2011............................          500             460
                       Kappa Beheer BV 10.63% 2009.................................          250             280
                       Longview Fibre Co. 10.00% 2009..............................          250             259
                       Potlatch Corp. 10.00% 2011..................................          250             269
                       Riverwood International Corp. 10.88% 2008...................          250             247

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS (continued)

                       Metals: Steel -- 1.5%
                       Alaska Steel Corp. 7.75% 2012...............................      $   175         $   169
                       Allegheny Technologies, Inc. 8.38% 2011.....................          250             231
                       Oregon Steel Mills, Inc. 10.00% 2009........................          375             363

                       Metals & Minerals -- 1.8%
                       Earle M. Jorgensen Co. 9.75% 2012...........................          400             410
                       Freeport McMoRan Copper & Gold, Inc. 7.50% 2006.............           45              44
                       Freeport McMoRan Copper & Gold, Inc. 10.13% 2010*...........          365             369
                       Kaiser Aluminum & Chemical Corp. 12.75% 2049(1).............        1,000              55
                                                                                                         --------
                                                                                                           4,019
                                                                                                         --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.4%

                       Foreign Government -- 1.4%
                       Dominican Republic 9.04% 2013*..............................          125             119
                       Federative Republic of Brazil 14.50% 2009...................          250             234
                       Republic of Argentina 12.00% 2031(1)........................          296              56
                       Republic of Panama 8.25% 2008...............................          130             136
                       Republic of Panama 10.75% 2020..............................          120             133
                                                                                                         --------
                                                                                                             678
                                                                                                         --------
                       SERVICES -- 44.7%

                       Broadcasting & Publishing -- 10.6%
                       Adelphia Communications Corp. 10.88% 2010(1)(2).............           50              21
                       CanWest Media, Inc. 10.63% 2011.............................          125             136
                       Chancellor Media Corp. 8.00% 2008...........................          500             558
                       Charter Communications Holdings, LLC 10.00% 2009............          250             120
                       Comcast UK Cable Partners, Ltd. 11.20% 2007(4)..............          240             176
                       DirectTV Holdings, LLC. 8.38% 2013*.........................          125             132
                       Emmis Communications Corp. 12.50% 2011(4)...................          125             103
                       Frontiervision Operating Partners, L.P., 11.00%
                         2006(1)(2)................................................          150             126
                       Gray Television, Inc. 9.25% 2011............................          125             134
                       Mediacom, LLC 9.50% 2013....................................          175             171
                       Quebecor Media, Inc. 11.13% 2011............................          150             158
                       Radio One, Inc. 8.88% 2011..................................          250             268
                       Sun Media Corp. 9.50% 2007..................................        1,475           1,523
                       Transwestern Publishing Co., LLC 9.63% 2007.................          750             782
                       Young Broadcasting, Inc. 8.75% 2007.........................          255             250
                       Young Broadcasting, Inc. 10.00% 2011........................          549             563

                       Business & Public Services -- 1.1%
                       KinderCare Learning Centers, Inc. 9.50% 2009................          125             124
                       RH Donnelley Finance Corp. I 10.88% 2012*...................          375             415

                       Business Services -- 4.8%
                       Allied Waste North America, Inc. 8.50% 2008.................          125             128
                       Allied Waste North America, Inc. 8.88% 2008.................          375             391
                       Allied Waste North America, Inc. 10.00% 2009................          975             990
                       Iron Mountain, Inc. 8.75% 2009..............................          500             518
                       Stericycle, Inc. 12.38% 2009................................          325             371

                       Cellular & Paging -- 9.6%
                       American Tower Corp. 5.00% 2010.............................          250             172
                       American Tower Corp. 9.38% 2009.............................          825             656
                       AT&T Wireless Services, Inc. 7.88% 2011.....................          100             106
                       Crown Castle International Corp. 10.63% 2007(4).............          650             577
                       Crown Castle International Corp. 11.25% 2011(4).............          500             358
                       Nextel Communications, Inc. 9.75% 2007(4)...................          800             812
                       Nextel Partners, Inc. 11.00% 2010...........................          250             229
                       Nextel Partners, Inc. 12.50% 2009...........................          125             121
                       PTC International Finance BV 10.75% 2007(4).................          448             473

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Cellular & Paging (continued)
                       TeleCorp PCS, Inc. 10.63% 2010..............................      $   163         $   184
                       TeleCorp PCS, Inc. 11.63% 2009(4)...........................           85              84
                       Univision Communications, Inc. 7.85% 2011...................          335             382
                       VoiceStream Wireless Corp. 10.38% 2009......................          524             577

                       Leisure & Tourism -- 14.4%
                       Argosy Gaming Co. 10.75% 2009...............................          375             405
                       Boyd Gaming Corp. 9.25% 2009................................          250             270
                       Buffets, Inc. 11.25% 2010...................................          125             110
                       Carmike Cinemas, Inc. 10.38% 2009...........................          100              94
                       Cinemark USA, Inc. 9.00% 2013*..............................          250             259
                       Cinemark USA, Inc. 9.63% 2008...............................          300             303
                       Eldorado Resorts, LLC 10.50% 2006...........................          250             250
                       Extended Stay America, Inc. 9.88% 2011......................          125             122
                       Florida Panthers Holdings, Inc. 9.88% 2009..................          500             517
                       Hilton Hotels Corp. 7.20% 2009..............................           50              48
                       Hilton Hotels Corp. 7.63% 2008..............................           75              75
                       HMH Properties, Inc. 7.88% 2005.............................          250             246
                       Hollywood Casino Corp. 11.25% 2007..........................          250             266
                       Horseshoe Gaming Holdings Corp. 8.63% 2009..................          750             784
                       Jupiters, Ltd. 8.50% 2006...................................          500             515
                       KSL Recreation Group, Inc. 10.25% 2007......................          500             495
                       Mohegan Tribal Gaming Authority 8.38% 2011..................          250             256
                       Regal Cinemas, Inc. 9.38% 2012..............................          430             460
                       Royal Caribbean Cruises, Ltd. 7.00% 2007....................          125             108
                       Sbarro, Inc. 11.00% 2009....................................          250             226
                       Six Flags, Inc. 8.88% 2010..................................          375             337
                       Six Flags, Inc. 9.50% 2009..................................          250             234
                       Six Flags, Inc. 9.75% 2007..................................          250             238
                       Six Flags, Inc. 10.00% 2008(4)..............................          250             238
                       Yum! Brands, Inc. 7.70% 2012................................          250             262

                       Telecommunications -- 3.4%
                       Dobson Communications Corp. 10.88% 2010.....................          250             241
                       Echostar DBS Corp. 9.13% 2009...............................          125             134
                       Motorola, Inc. 5.22% 2097...................................           50              33
                       Motorola, Inc. 6.50% 2028...................................           50              44
                       Motorola, Inc. 7.50% 2025...................................           50              48
                       Motorola, Inc. 8.00% 2011...................................          125             134
                       NTELOS, Inc. 13.00% 2010(1).................................          250              70
                       Qwest Services Corp. 13.00% 2007*...........................          170             176
                       Qwest Services Corp. 13.50% 2010*...........................          159             165
                       Sprint Capital Corp. 6.00% 2007.............................          120             113
                       Sprint Capital Corp. 7.13% 2006.............................          305             303
                       Sprint Capital Corp. 7.63% 2011.............................           10              10
                       Telewest Communications, PLC 11.00% 2007(1).................          125              23
                       Telewest Communications, PLC 11.25% 2008(1).................          125              23
                       Tritel PCS, Inc. 12.75% 2009(4).............................          165             162

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Rail & Road -- 0.8%
                       Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
                         11.75% 2009(4)............................................      $    25         $    23
                       Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.
                         12.50% 2012...............................................          100              97
                       Kansas City Southern Railway Co. 7.50% 2009.................          250             263
                                                                                                         --------
                                                                                                          22,069
                                                                                                         --------
                       TOTAL BOND & NOTES (cost $44,392)...........................                       41,316
                                                                                                         --------

                       LOAN AGREEMENTS -- 0.0%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 0.0%
                       Cellular & Paging
                       Leap Cricket International, Inc. 8.50% 2007(1)(2) (cost
                         $42)......................................................           60              13
                                                                                                         --------
                       COMMON STOCK -- 1.6%                                              SHARES
                       ---------------------------------------------------------------------------------------------
                       FINANCE -- 0.4%
                       Banks -- 0.4%
                       Wilshire Financial Services Group, Inc.+....................       51,465             194
                                                                                                         --------
                       SERVICES -- 1.2%
                       Telecommunications -- 1.2%
                       Spectrasite, Inc.(2)........................................       27,153             590
                                                                                                         --------
                       TOTAL COMMON STOCK (cost $1,855)............................                          784
                                                                                                         --------

                       PREFERRED STOCK -- 2.6%
                       ---------------------------------------------------------------------------------------------
                       SERVICES -- 1.5%
                       Telecommunications -- 1.5%
                       Dobson Communications Corp. 12.25% (2)(5)...................        1,135             761
                                                                                                         --------
                       OTHER PREFERRED STOCK -- 1.1%...............................                          530
                                                                                                         --------
                       TOTAL PREFERRED STOCK (cost $1,724).........................                        1,291
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $48,013)..................                       43,404
                                                                                                         --------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM SECURITIES -- 10.5%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.3%
                       First Data Corp. 1.25% due 3/11/03..........................      $   700             700
                       Harley-Davidson Dealer Funding 1.23% due 3/13/03............          800             799
                       Pitney Bowes, Inc. 1.35% due 3/03/03........................          600             600
                       Preferred Receivables Funding 1.26% due 3/04/03.............        1,000           1,000
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $3,099)..............                        3,099
                                                                                                         --------

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                             (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES -- 4.2%
                       Federal Home Loan Bank Disc. Notes 1.22% due 3/14/03 (cost
                         $2,099)...................................................      $ 2,100           2,099
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $5,198)...................                        5,198
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $53,211)                                       98.4%                      $48,602
                       Other assets less liabilities --                        1.6                           800
                                                                            -------                      --------
                       NET ASSETS --                                         100.0%                      $49,402
                                                                            =======                      ========

              -----------------------------

              +   Non income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              (1) Bond in default

              (2) Fair valued security -- See Note 2

              (3) Variable rate security -- the rate reflected is as of February
                  28, 2003; maturity date reflects next reset date.

              (4) Security is a "step up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (5) PIK ("Payment-in-Kind") payment made with additional
                  securities in lieu of cash.

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                   NET UNREALIZED
                         CONTRACT           IN         DELIVERY     APPRECIATION
                        TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       -----------------------------------------------------------
                       EUR  214,000    USD  230,284     5/30/03       $     0
                                                                      =======

              -----------------------------

              USD -- United States Dollar
              EUR -- Euro

              See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES        INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES -- 92.2%                                         (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 0.9%
                       Systems 2001 Asset Trust 6.66% 2013 *.......................      $  426          $   464
                       Vanderbilt Acquisition Loan Trust, Series 2002-1 Class A3
                         5.70% 2023................................................         225              234
                                                                                                         --------
                                                                                                             698
                                                                                                         --------
                       CONSUMER GOODS -- 2.4%
                       AESOP Funding II, LLC 3.85% 2006 *..........................         200              207
                       Capital One Auto Finance Trust 4.03% 2006...................         200              207
                       Chase Manhattan Auto Owner Trust 3.49% 2006.................         200              204
                       Coast-to-Coast Motor Vehicle Owner Trust 7.33% 2006 *.......         250              255
                       Franklin Auto Trust 4.51% 2010..............................         200              212
                       Household Automotive Trust 4.37% 2008.......................         225              236
                       MMCA Automobile Trust 4.15% 2006............................         250              255
                       MMCA Automobile Trust 4.30% 2010............................         225              236
                                                                                                         --------
                                                                                                           1,812
                                                                                                         --------
                       ENERGY -- 1.1%
                       Chilquinta Energia Finance Co., LLC 6.47% 2008 *............         250              278
                       Rowan Cos., Inc. 5.88% 2012.................................         519              558
                                                                                                         --------
                                                                                                             836
                                                                                                         --------
                       FINANCE -- 18.1%
                       ACLC Business Loan Receivables Trust 5.41% 2003 *(1)........         164              169
                       Banc of America Commercial Mtg., Inc. 6.50% 2036............         200              228
                       Bear Stearns Arm Trust 3.70% 2003 (1).......................         250              250
                       Brazilian Diversified Payment Rights 2.46% 2003 *(1)(2).....         100               99
                       Brazilian Diversified Payment Rights Finance Co. 2.51% 2003
                         *(1)(2)...................................................         200              198
                       California Infrastructure SCE-1 6.38% 2003..................         300              328
                       Capital One Master Trust 6.31% 2011.........................         225              248
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 Class
                         A2 6.39% 2030.............................................         250              283
                       Chase Commercial Mtg. Securities Corp., Series 2001-1 Class
                         A1 7.66% 2008.............................................       1,094            1,227
                       Comed Transitional Funding Trust 5.44% 2007.................         275              288
                       Credit Suisse First Boston Mtg. Corp. 1.71% 2010 (1)........         250              250
                       Credit Suisse First Boston Mtg. Corp. 4.64% 2037............         270              284
                       General Electric Capital Corp. 6.75% 2032...................         300              342
                       GGP Mall Properties Trust 5.01% 2011 *......................         124              130
                       GMAC Commercial Mtg. Security, Inc., Series 1997-C1 Class A3
                         6.87% 2029................................................         250              284
                       GRCT Consumer Loan Trust 6.25% 2020 *.......................         248              250
                       KFW International Finance, Inc. 2.50% 2005..................         250              253
                       Merrill Lynch Mtg. Investors, Inc., Series 1995-C3 Class A3
                         7.11% 2025 (1)(3).........................................         130              136
                       Morgan Stanley Capital I, Inc., Series 1998-HF2 Class A2
                         6.48% 2030................................................         500              564
                       Mortgage Capital Funding, Inc., Series 1998-MC-1 Class A1
                         6.42% 2030................................................         830              890
                       Nomura Asset Securities Corp., Series 1998-D6 Class A1A
                         6.28% 2030................................................         849              921
                       Nordstrom Private Label Credit Card Master Note Trust,
                         Series 2001-1A 4.82% 2010 *...............................         250              266
                       Ocwen Residential MBS Corp., Series 1998-R1 Class AWAC 5.06%
                         2003 *(3).................................................         541              535
                       Pass-Through Amortizing Credit Card Trust, Series 2002-1A
                         Class A1FL 2.59% 2012 *(2)................................         194              194
                       Peco Energy Transition Trust, Series 1999-A Class A6 6.05%
                         2009......................................................         275              305
                       PF Export Receivables Master Trust 6.60% 2011 *.............         250              271

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       PP&L Transition Bond Co., LLC, Series 1999-1 Class A8 7.15%
                         2009......................................................      $  725          $   852
                       Residential Asset Mtg. Products 3.50% 2003 (1)..............         275              278
                       Residential Funding Mtg. Securities II, Series 2001-HI3
                         Class AI4 6.09% 2015......................................         300              308
                       Residential Funding Mtg. Securities II, Series 2001-HS2
                         Class A4 6.43% 2016.......................................         175              181
                       Saxon Asset Securities Trust, Series 2002-2 Class AF3 4.61%
                         2003......................................................         225              234
                       Security National Mtg. Loan Trust, Series 2000-1 Class A2
                         8.75% 2024 *(1)...........................................         259              275
                       SLM Student Loan Trust 2.36% 2030 (2).......................         200              200
                       Southern Capital Corp. 5.70% 2023 *(1)......................         213              231
                       Structured Asset Securities Corp., Series 1999-RF1 Class A
                         7.86% 2028 *(3)...........................................         339              362
                       Structured Asset Securities Corp., Series 1998-RF1 Class 1
                         8.67% 2027 *(3)...........................................         341              374
                       Structured Asset Securities Corp., Series 1998-RF2 Class A
                         8.52% 2027 *(3)...........................................         551              603
                       Washington Mutual 3.57% 2003 (1)(3).........................         250              250
                       WFS Financial Owner Trust, Series 2002-3 Class A4 3.50%
                         2010......................................................         250              258
                                                                                                         --------
                                                                                                          13,599
                                                                                                         --------
                       SERVICES -- 0.2%
                       US Airways, Inc. 7.08% 2021.................................         121              125
                                                                                                         --------
                       U.S. GOVERNMENT & AGENCIES -- 43.1%
                       Federal Home Loan Mtg. Corp. 5.25% 2006.....................       1,000            1,089
                       Federal Home Loan Mtg. Corp. 5.50% 2013.....................         196              202
                       Federal Home Loan Mtg. Corp. 5.75% 2009.....................         250              260
                       Federal Home Loan Mtg. Corp. 6.00% 2016 -- 2032.............       2,190            2,287
                       Federal Home Loan Mtg. Corp. 6.50% 2016 -- 2017.............       1,022            1,083
                       Federal Home Loan Mtg. Corp. 6.75% 2031.....................         500              611
                       Federal Home Loan Mtg. Corp. 7.00% 2015 -- 2017.............         410              438
                       Federal Home Loan Mtg. Corp. 7.20% 2006 (1).................         992            1,126
                       Federal Home Loan Mtg. Corp. 7.50% 2029 -- 2032.............       1,203            1,283
                       Federal Home Loan Mtg. Corp. 8.00% 2012 -- 2017.............         133              144
                       Federal Home Loan Mtg. Corp. 11.88% 2013....................           3                3
                       Federal Home Loan Mtg. Corp. 12.50% 2013....................          23               25
                       Federal Home Loan Mtg. Corp. Structured Pass Through
                         Securities 4.76% 2021 (1).................................         150              156
                       Federal Home Loan Mtg. Corp. Structured Pass Through
                         Securities 5.50% 2042.....................................         325              339
                       Federal National Mtg. Assoc. 3.42% 2027.....................         127              127
                       Federal National Mtg. Assoc. 4.77% 2010.....................         264              281
                       Federal National Mtg. Assoc. 4.80% 2022.....................         475              480
                       Federal National Mtg. Assoc. 5.10% 2042.....................         225              230
                       Federal National Mtg. Assoc. 5.50% 2016 -- 2021.............       1,079            1,126
                       Federal National Mtg. Assoc. 6.00% 2013 -- 2016.............       2,001            2,105
                       Federal National Mtg. Assoc. 6.50% 2011 -- 2032.............       2,470            2,612
                       Federal National Mtg. Assoc. 6.85% 2026.....................         539              599
                       Federal National Mtg. Assoc. 7.00% 2017 -- 2041.............         683              728
                       Federal National Mtg. Assoc. 7.25% 2030.....................         725              931
                       Federal National Mtg. Assoc. 7.50% 2029 -- 2031.............         253              273
                       Federal National Mtg. Assoc. 10.00% 2025 (3)................         494              514
                       Federal National Mtg. Assoc. 11.74% 2031 (3)................         288              338
                       Government National Mtg. Assoc. 4.78% 2018..................         195              206
                       Government National Mtg. Assoc. 6.00% 2013 -- 2029..........       1,532            1,615
                       Government National Mtg. Assoc. 6.50% 2023 -- 2028..........       2,427            2,566
                       Government National Mtg. Assoc. 7.00% 2017 -- 2029..........       1,576            1,685
                       Government National Mtg. Assoc. 7.50% 2022 -- 2032..........       1,762            1,889
                       Government National Mtg. Assoc. 8.00% 2017 -- 2030..........         902              986
                       Government National Mtg. Assoc. 8.50% 2016..................          47               52
                       Government National Mtg. Assoc. 9.50% 2009..................         881              975
                       Government National Mtg. Assoc. 6.00% TBA...................         120              125
                       Small Business Administration 5.76% 2021....................         193              207

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       BOND & NOTES (CONTINUED)                                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT & AGENCIES (continued)
                       Small Business Administration 6.07% 2022 (1)................      $  197          $   212
                       Small Business Administration Participation Certificates
                         4.75% 2022................................................         350              355
                       Small Business Administration Participation Certificates
                         4.84% 2023 (1)............................................         550              561
                       Small Business Administration Participation Certificates
                         5.08% 2022 (1)............................................         175              179
                       Small Business Administration Participation Certificates
                         6.44% 2021................................................         962            1,069
                       Small Business Administration Participation Certificates
                         6.63% 2021................................................         257              288
                                                                                                         --------
                                                                                                          32,360
                                                                                                         --------
                       UNITED STATES TREASURY -- 26.4%
                       United States Treasury Bonds 5.25% 2029 @...................       1,375            1,467
                       United States Treasury Bonds 7.88% 2021.....................         750            1,049
                       United States Treasury Bonds 8.13% 2019.....................         650              922
                       United States Treasury Bonds 8.88% 2017.....................         800            1,190
                       United States Treasury Bonds 9.38% 2006.....................         750              910
                       United States Treasury Inflation Indexed Bonds 3.38% 2007...       1,427            1,582
                       United States Treasury Inflation Indexed Bonds 3.63% 2008...         840              948
                       United States Treasury Notes 3.50% 2006.....................       1,050            1,097
                       United States Treasury Notes 4.38% 2007.....................       1,500            1,617
                       United States Treasury Notes 5.63% 2006.....................         825              913
                       United States Treasury Notes 5.75% 2005.....................       4,500            4,969
                       United States Treasury Notes 6.00% 2004 -- 2009.............       2,350            2,620
                       United States Treasury Notes 6.88% 2006.....................         500              575
                                                                                                         --------
                                                                                                          19,859
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $66,332)..................                       69,289
                                                                                                         --------
                       SHORT-TERM SECURITIES -- 7.4%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 7.4%
                       American Express Credit Corp. 1.26% due 3/05/03 @...........       1,000            1,000
                       E.W. Scripps Co. 1.24% due 3/19/03 @........................         500              500
                       Gannett Co., Inc. 1.25% due 3/03/03 @.......................       1,000            1,000
                       General Dynamics Corp. 1.24% due 3/11/03 @..................       1,600            1,599
                       Kraft Foods, Inc. 1.25% due 3/06/03 @.......................       1,000            1,000
                       Preferred Receivables Funding 1.27% due 3/12/03 @...........         500              500
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $5,599)..............                        5,599
                                                                                                         --------
                       TOTAL SHORT TERM SECURITIES (cost $5,599)...................                        5,599
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $71,931)                                           99.6%                   74,888
                       Other assets less liabilities --                            0.4                       300
                                                                                 -----                   --------
                       NET ASSETS --                                             100.0%                  $75,188
                                                                                 =====                   ========

              -----------------------------

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              TBA Security purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              @ The security or a portion thereof represents collateral for TBA.

              (1)  Fair valued security -- See Note 2

              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each downgrade or upgrade. The rate reflected is as of February 28, 2003.

              (3) Variable rate security -- the rate reflected as of February 28, 2003; maturity date reflects the next reset date.

              See Notes to Financial Statements.
---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES             INVESTMENT PORTFOLIO -- FEBRUARY 28, 2003

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                     SHORT-TERM SECURITIES -- 100.3%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 48.0%
                       Abbott Laboratories 1.24% due 3/11/03.......................      $1,200          $ 1,199
                       Archer Daniels Midland Co. 1.25% due 3/04/03................       1,400            1,400
                       Bellsouth Corp. 1.24% due 3/14/03...........................       1,200            1,199
                       Coca-Cola Co. 1.23% due 4/04/03.............................       1,000              999
                       Colgate-Palmolive Co. 1.22% due 3/31/03.....................       1,200            1,199
                       Corporate Asset Funding Co., Inc. 1.28% due 3/04/03.........       1,200            1,200
                       Emerson Electric Co. 1.24% due 3/27/03......................       1,200            1,199
                       Executive Jet, Inc. 1.28% due 3/05/03.......................       1,200            1,200
                       FCAR Owner Trust Series I 1.28% due 3/12/03.................       1,200            1,199
                       General Dynamics Corp. 1.25% due 4/01/03....................       1,200            1,199
                       Kraft Foods, Inc. 1.22% due 3/06/03.........................       1,100            1,100
                       Pfizer, Inc. 1.24% due 4/01/03..............................       1,200            1,199
                       Pitney Bowes, Inc. 1.23% due 3/03/03........................       1,300            1,300
                       Preferred Receivables Funding 1.28% due 3/31/03.............       1,100            1,099
                       SBC International, Inc. 1.25% due 3/24/03...................         700              699
                       Triple A One Funding Corp. 1.26% due 3/10/03................         800              800
                       Triple A One Funding Corp. 1.27% due 3/07/03................         400              400
                       Wells Fargo Bank San Francisco California 1.29% due
                         3/10/03...................................................       1,200            1,200
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $19,790).............                       19,790
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 49.9%
                       Federal Farm Credit Bank Disc. Notes 1.22% due 3/03/03......         500              500
                       Federal Home Loan Bank Disc. Notes 1.22% due 3/14/03........         800              800
                       Federal Home Loan Bank Disc. Notes 1.22% due 4/16/03........       1,000              998
                       Federal Home Loan Bank Disc. Notes 1.23% due 3/04/03........       1,539            1,539
                       Federal Home Loan Bank Disc. Notes 1.23% due 4/16/03........       1,200            1,198
                       Federal Home Loan Bank Disc. Notes 1.24% due 3/04/03........       1,800            1,800
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         3/11/03...................................................       2,524            2,523
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         3/13/03...................................................       1,500            1,499
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         3/14/03...................................................       2,400            2,399
                       Federal Home Loan Mtg. Corp. Disc. Notes 1.23% due
                         4/10/03...................................................         800              799
                       Federal National Mtg. Assoc. Disc. Notes 1.22% due
                         3/18/03...................................................       2,200            2,199
                       Federal National Mtg. Assoc. Disc. Notes 1.23% due
                         3/19/03...................................................       1,300            1,299
                       Federal National Mtg. Assoc. Disc. Notes 1.23% due
                         3/27/03...................................................       1,100            1,099
                       Federal National Mtg. Assoc. Disc. Notes 1.24% due
                         3/05/03...................................................         821              821
                       Federal National Mtg. Assoc. Disc. Notes 1.25% due
                         3/04/03...................................................         500              500
                       Federal National Mtg. Assoc. Disc. Notes 1.25% due
                         3/07/03...................................................         600              600
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $20,573).............                       20,573
                                                                                                         --------

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       UNITED STATES TREASURY -- 2.4%
                       United States Treasury Bills 1.21% due 3/27/03 (cost
                         $999).....................................................      $1,000          $   999
                                                                                                         --------
                       TOTAL SHORT TERM SECURITIES (cost $41,362)..................                       41,362
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $41,362)                                 100.3%                           $41,362
                       Liabilities in excess of other assets --          (0.3)                              (129)
                                                                       -------                           --------
                       NET ASSETS--                                     100.0%                           $41,233
                                                                       =======                           ========

                       Allocation of investments as a percentage of net assets by industry as of
                       February 28, 2003:
                       Capital Equipment...........................................                         6.1%
                       Consumer Goods..............................................                        20.1%
                       Finance.....................................................                        14.3%
                       Services....................................................                         7.5%
                       U.S. Government & Agencies..................................                        52.3%
                                                                                                           ------
                                                                                                          100.3%
                                                                                                           ======

                      See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    FEBRUARY 28, 2003

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*..........  $415,074     $ 83,338        $436,233       $70,492      $43,404       $69,289
   Short-term securities*....................    25,123       10,791          33,351         1,500        5,198         5,599
   Cash......................................        62           39              81           213           25            62
   Foreign cash*.............................       805          341             607            --           --            --
   Receivables for --
     Fund shares sold........................        12           28              61            52           63           125
     Dividends and accrued interest..........       190          197           1,266           616          916           490
     Sales of investments....................       173           --             741            --           --            --
   Prepaid expenses..........................         4            1               4            --           --            --
                                               --------------------------------------------------------------------------------
                                                441,443       94,735         472,344        72,873       49,606        75,565
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       340           96             638            34           17           177
     Purchases of investments................        --           --           2,096            --          122           125
     Advisory fees...........................       101           47             110            19           13            19
     Business manager fees...................        68           18              74            12            8            12
   Other accrued expenses....................        95           83              89            50           44            44
                                               --------------------------------------------------------------------------------
                                                    604          244           3,007           115          204           377
                                               --------------------------------------------------------------------------------
   NET ASSETS................................  $440,839     $ 94,491        $469,337       $72,758      $49,402       $75,188
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    22,294       15,868          29,691         8,499        6,330         6,797
   Net asset value, offering and redemption
     price per share.........................  $  19.77     $   5.95        $  15.81       $  8.56      $  7.80       $ 11.06
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $479,892     $122,745        $553,995       $80,935      $69,462       $70,830
   Accumulated undistributed net investment
     income (loss)...........................       691          821           8,853         2,432        4,193         2,987
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     exchange transactions...................   (77,058)     (17,031)         (1,502)       (2,727)     (19,645)       (1,586)
   Unrealized appreciation (depreciation) on
     investments.............................    37,311      (12,058)        (92,010)       (7,882)      (4,609)        2,957
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............         3           14               1            --            1            --
                                               --------------------------------------------------------------------------------
       Net assets............................  $440,839     $ 94,491        $469,337       $72,758      $49,402       $75,188
                                               ================================================================================
   ---------------
   * Cost
     Investment securities...................  $377,763     $ 95,396        $528,243       $78,374      $48,013       $66,332
                                               ================================================================================
     Short-term securities...................  $ 25,123     $ 10,791        $ 33,351       $ 1,500      $ 5,198       $ 5,599
                                               ================================================================================
     Foreign cash............................  $    802     $    341        $    603       $    --      $    --       $    --
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities, at value*..........   $    --
   Short-term securities*....................    41,362
   Cash......................................        61
   Foreign cash*.............................        --
   Receivables for --
     Fund shares sold........................       137
     Dividends and accrued interest..........         2
     Sales of investments....................        --
   Prepaid expenses..........................        --
                                               ----------
                                                 41,562
                                               ----------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       267
     Purchases of investments................        --
     Advisory fees...........................        11
     Business manager fees...................         7
   Other accrued expenses....................        44
                                               ----------
                                                    329
                                               ----------
   NET ASSETS................................   $41,233
                                               ==========
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     3,970
   Net asset value, offering and redemption
     price per share.........................   $ 10.39
                                               ==========
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $40,843
   Accumulated undistributed net investment
     income (loss)...........................       391
   Accumulated undistributed net realized
     gain (loss) on investments and foreign
     exchange transactions...................        (1)
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        --
                                               ----------
       Net assets............................   $41,233
                                               ==========
   ---------------
   * Cost
     Investment securities...................   $    --
                                               ==========
     Short-term securities...................   $41,362
                                               ==========
     Foreign cash............................   $    --
                                               ==========

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
   FOR THE YEAR ENDED FEBRUARY 28, 2003

   (DOLLARS IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $     839     $    344        $     888      $  1,977     $ 4,495       $ 3,213
     Dividends...............................      2,948        2,136           11,156         1,282         111            --
                                               ---------------------------------------------------------------------------------
            Total income*....................      3,787        2,480           12,044         3,259       4,606         3,213
                                               ---------------------------------------------------------------------------------
   EXPENSES:
     Advisory fees...........................      1,654          742            1,749           272         162           218
     Business manager fees...................      1,103          287            1,166           182         108           146
     Custodian fees..........................        132          143              140            54          47            48
     Audit and tax fees......................         23           33               23            23          26            26
     Reports to investors....................         44            3               41             5           3             5
     Trustees' fees..........................          9            2               10             2           1             1
     Legal fees..............................          6            2                7             2           1             1
     Insurance expense.......................          5            1                4             1          --            --
     Other expenses..........................          9            3                8             1           2             2
                                               ---------------------------------------------------------------------------------
            Total expenses before custody
              credits........................      2,985        1,216            3,148           542         350           447
            Custody credits earned on cash
              balances.......................         (1)          (1)              (1)           (1)         (1)           (1)
                                               ---------------------------------------------------------------------------------
   Net investment income (loss)..............        803        1,265            8,897         2,718       4,257         2,767
                                               ---------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...    (14,684)      (2,222)           1,022          (720)     (3,333)          671
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (43)        (267)               8             1         (45)           --
   Change in unrealized appreciation
     (depreciation) on investments...........   (128,664)     (24,593)        (140,768)      (16,509)      1,441         1,669
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         56          323                1            --           1            --
                                               ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   (143,335)     (26,759)        (139,737)      (17,228)     (1,936)        2,340
                                               ---------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $(142,532)    $(25,494)       $(130,840)     $(14,510)    $ 2,321       $ 5,107
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   -----------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................    $ 725
     Dividends...............................       --
                                               ----------
            Total income*....................      725
                                               ----------
   EXPENSES:
     Advisory fees...........................      151
     Business manager fees...................      101
     Custodian fees..........................       45
     Audit and tax fees......................       26
     Reports to investors....................        3
     Trustees' fees..........................        1
     Legal fees..............................        1
     Insurance expense.......................       --
     Other expenses..........................        1
                                               ----------
            Total expenses before custody
              credits........................      329
            Custody credits earned on cash
              balances.......................       (1)
                                               ----------
   Net investment income (loss)..............      397
                                               ----------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...       --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation
     (depreciation) on investments...........       --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................       --
                                               ----------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......       --
                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............    $ 397
                                               ==========

---------------
    * Net of foreign witholding taxes of $53; $244; $67 and $7 on Growth, International, Growth-Income and Asset Allocation Series, respectively.

    See Notes to Financial Statements.

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2003

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $     803     $  1,265        $   8,897      $  2,718     $  4,257     $  2,767
   Net realized gain (loss) on investments...    (14,684)      (2,222)           1,022          (720)      (3,333)         671
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        (43)        (267)               8             1          (45)          --
   Change in unrealized appreciation
     (depreciation) on investments...........   (128,664)     (24,593)        (140,768)      (16,509)       1,441        1,669
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................         56          323                1            --            1           --
                                               ---------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............   (142,532)     (25,494)        (130,840)      (14,510)       2,321        5,107
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......       (986)      (1,684)          (9,860)       (3,170)      (4,730)      (3,240)
   Distributions from net realized gains.....         --           --          (13,785)           --           --           --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................       (986)      (1,684)         (23,645)       (3,170)      (4,730)      (3,240)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     38,129        8,557           24,084         8,779        9,578       33,652
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................        986        1,684           23,645         3,170        4,730        3,240
   Cost of shares repurchased................   (141,249)     (31,771)        (114,224)      (18,184)     (13,352)     (22,057)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (102,134)     (21,530)         (66,495)       (6,235)         956       14,835
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...   (245,652)     (48,708)        (220,980)      (23,915)      (1,453)      16,702
   NET ASSETS:
   Beginning of period.......................    686,491      143,199          690,317        96,673       50,855       58,486
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 440,839     $ 94,491        $ 469,337      $ 72,758     $ 49,402     $ 75,188
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $     691     $    821        $   8,853      $  2,432     $  4,193     $  2,987
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      1,674        1,201            1,303           917        1,208        3,043
     Issued in reinvestment of dividends and
       distributions.........................         47          264            1,446           356          658          298
     Repurchased.............................     (6,497)      (4,672)          (6,323)       (1,928)      (1,681)      (2,013)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................     (4,776)      (3,207)          (3,574)         (655)         185        1,328
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $    397
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) on investments...........        --
   Change in unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............       397
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......    (1,338)
   Distributions from net realized gains.....        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................    (1,338)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    67,857
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     1,338
   Cost of shares repurchased................   (76,151)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    (6,956)
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    (7,897)
   NET ASSETS:
   Beginning of period.......................    49,130
                                               ----------
   End of period.............................  $ 41,233
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $    391
                                               ==========
   Shares issued and repurchased:
     Sold....................................     6,398
     Issued in reinvestment of dividends and
       distributions.........................       129
     Repurchased.............................    (7,183)
                                               ----------
   Net increase (decrease)...................      (656)
                                               ==========

    See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED FEBRUARY 28, 2002

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                         U.S.
                                                                                                                      GOVERNMENT/
                                                                                              ASSET      HIGH-YIELD    AAA-RATED
                                                 GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                 SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   ------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    1,007     $  1,764        $  10,163      $  3,095     $  5,098     $  2,978
   Net realized gain (loss) on investments...     (61,097)     (14,809)          10,863        (1,986)      (4,471)         848
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         (14)         (74)             (14)           (1)         107           --
   Change in unrealized appreciation
     (depreciation) on investments...........     (53,546)      (1,108)         (30,206)         (442)        (485)        (166)
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................         (51)        (255)              --            --          (10)          --
                                               ----------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations.............    (113,701)     (14,482)          (9,194)          666          239        3,660
                                               ----------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......      (5,790)      (2,875)         (18,825)       (4,110)      (6,240)      (3,515)
   Distributions from net realized gains.....    (184,440)     (65,150)         (66,880)       (9,665)          --           --
                                               ----------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................    (190,230)     (68,025)         (85,705)      (13,775)      (6,240)      (3,515)
                                               ----------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................      58,105        8,726           37,667         7,971       11,988       16,641
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     190,230       68,025           85,705        13,775        6,240        3,515
   Cost of shares repurchased................    (192,108)     (44,087)        (131,837)      (21,798)     (22,098)     (19,359)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................      56,227       32,664           (8,465)          (52)      (3,870)         797
                                               ----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    (247,704)     (49,843)        (103,364)      (13,161)      (9,871)         942
   NET ASSETS:
   Beginning of period.......................     934,195      193,042          793,681       109,834       60,726       57,544
                                               ----------------------------------------------------------------------------------
   End of period.............................  $  686,491     $143,199        $ 690,317      $ 96,673     $ 50,855     $ 58,486
                                               ==================================================================================
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $      981     $  1,505        $   9,879      $  2,082     $  4,534     $  2,961
                                               ==================================================================================
   Shares issued and repurchased:
     Sold....................................       1,744          740            1,654           682        1,319        1,528
     Issued in reinvestment of dividends and
       distributions.........................       7,448        9,251            4,263         1,330          751          327
     Repurchased.............................      (5,768)      (3,902)          (5,826)       (1,877)      (2,430)      (1,794)
                                               ----------------------------------------------------------------------------------
   Net increase (decrease)...................       3,424        6,089               91           135         (360)          61
                                               ==================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............  $  1,339
   Net realized gain (loss) on investments...        --
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation
     (depreciation) on investments...........        --
   Change in unrealized foreign exchange
     gain(loss) on other assets and
     liabilities.............................        --
                                               ----------
     Net increase (decrease) in net assets
       resulting from operations.............     1,339
                                               ----------
   DIVIDENDS AND DISTRIBUTIONS PAID TO
     SHAREHOLDERS:
   Dividends from net investment income......    (3,235)
   Distributions from net realized gains.....        --
                                               ----------
   Total dividends and distributions paid to
     shareholders............................    (3,235)
                                               ----------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    89,043
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     3,235
   Cost of shares repurchased................   (91,294)
                                               ----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................       984
                                               ----------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...      (912)
   NET ASSETS:
   Beginning of period.......................    50,042
                                               ----------
   End of period.............................  $ 49,130
                                               ==========
   ---------------
   Accumulated undistributed net investment
     income (loss)...........................  $    196
                                               ==========
   Shares issued and repurchased:
     Sold....................................     8,089
     Issued in reinvestment of dividends and
       distributions.........................       306
     Repurchased.............................    (8,310)
                                               ----------
   Net increase (decrease)...................        85
                                               ==========

    See Notes to Financial Statements.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to American Pathway II Variable Annuity, a separate account of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company) which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments. Under normal market conditions the portfolio will include:
40% - 80% in equity securities, 20% - 50% in fixed-income securities, and 0% - 40% in money market instruments.

The HIGH-YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing under normal circumstances, at least 80% of net assets in higher yielding, higher risk, lower rated or unrated corporate bonds. "Net Assets" will take into account borrowing for investment purposes.

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing under normal circumstances, at least 80% of net assets in a combination of securities sponsored or guaranteed by the U.S. government (i.e., backed by the full faith and credit of the U.S. government) and other debt securities rated in the highest rating category or unrated but determined to be of equivalent quality. "Net Assets" will take into account borrowing for investment purposes.

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities then these securities are fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees. Effective April 15, 2003, securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the statement of operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

MORTGAGE-BACKED DOLLAR ROLLS: During the year ended February 28, 2003, the U.S. Government/AAA-Rated Securities Series entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes, based on the type of the transaction. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase. For TBA transactions for which delivery of the security is accepted, the transaction is treated as a purchase/sale transaction and a realized gain or loss is recorded on the date that the transaction is entered into for the difference between the purchase and sale price. For the year ended February 28, 2003, all TBA transactions were treated as purchase/sale transactions.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income and distributions are recorded on the ex-dividend date. For financial reporting purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified as of the Fund's fiscal year end within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid in capital. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's
---------------------
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. As of February 28, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions (dollars in thousands).

                                                                         FOR THE YEAR ENDED FEBRUARY 28, 2003
                                                           ----------------------------------------------------------------
                                                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                                                           -------------------------------------   ------------------------
                                                                                    UNREALIZED
                                                           ORDINARY   LONG-TERM    APPRECIATION    ORDINARY     LONG-TERM
                                                            INCOME      GAINS     (DEPRECIATION)    INCOME    CAPITAL GAINS
                                                           ----------------------------------------------------------------
    Growth Series........................................      690     (69,368)        37,311          986           --
    International Series.................................      852     (12,707)       (12,058)       1,684           --
    Growth-Income Series.................................   12,731      18,133        (93,226)      13,670        9,975
    Asset Allocation Series..............................    2,801      (1,056)        (8,227)       3,170           --
    High-Yield Bond Series...............................    4,200     (18,947)        (4,523)       4,730           --
    U.S. Government/AAA-Rated Securities Series..........    3,276      (1,581)         2,591        3,240           --
    Cash Management Series...............................      392          (1)            --        1,338           --

                                                                  FOR THE YEAR ENDED FEBRUARY 28,
                                                                               2002
                                                                  -------------------------------
                                                                         TAX DISTRIBUTIONS
                                                                  -------------------------------
                                                                  ORDINARY           LONG-TERM
                                                                   INCOME          CAPITAL GAINS
                                                                  -------------------------------
    Growth Series...............................................   $ 5,790            $184,440
    International Series........................................     3,821              34,204
    Growth-Income Series........................................    34,357              51,348
    Asset Allocation Series.....................................     4,489               9,286
    High-Yield Bond Series......................................     6,240                  --
    U.S. Government/AAA-Rated Securities Series.................     3,515                  --
    Cash Management Series......................................     3,235                  --

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities at February 28, 2003, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS    CARRYOVER+
                                                           -----------------------------------------------------------------
    Growth Series*.......................................   $107,931    $ (70,620)    $ 37,311     $402,886       $69,368
    International Series*#...............................      7,276      (19,334)     (12,058)     106,187        12,707
    Growth-Income Series*#...............................     42,333     (135,559)     (93,226)     562,810            --
    Asset Allocation Series*.............................      6,359      (14,586)      (8,227)      80,219         1,056
    High-Yield Bond Series*#.............................      2,067       (6,590)      (4,523)      53,125        18,947
    U.S. Government/AAA-Rated Securities Series*#........      2,984         (393)       2,591       72,297         1,581
    Cash Management Series...............................         --           --           --       41,362             1


                                                           CAPITAL
                                                             LOSS
                                                           UTILIZED
                                                           --------
    Growth Series*.......................................    $ --
    International Series*#...............................      --
    Growth-Income Series*#...............................      --
    Asset Allocation Series*.............................     324
    High-Yield Bond Series*#.............................      --
    U.S. Government/AAA-Rated Securities Series*#........     284
    Cash Management Series...............................      --

---------------
  * Post 10/31/02 Capital Loss Deferrals: Growth Series $7,689, International Series $4,324, Growth-Income Series $22,261, Asset Allocation Series $1,698, High-Yield Bond Series $692.
  # Post 10/31/02 Currency Loss Deferrals: International Series $15,
    Growth-Income Series $6 and High-Yield Bond Series $18.
  + Net capital loss carryovers reported as of February 28, 2003, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed. These carryovers expire 2005-2011.

                                                           ---------------------

  For the period ended February 28, 2003, the reclassification arising from book/tax differences primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                            ACCUMULATED     ACCUMULATED
                                                           UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                           NET REALIZED    NET INVESTMENT     IN
                                                            GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                           ----------------------------------------
    Growth Series........................................         83            (107)          24
    International Series.................................        267            (265)          (2)
    Growth-Income Series.................................         63             (63)          --
    Asset Allocation Series..............................         (2)              2           --
    High-Yield Bond Series...............................       (133)            133           --
    U.S. Government/AAA-Rated Securities Series..........       (321)            323           (2)
    Cash Management Series...............................         --              --           --

4. BUSINESS MANAGER AND INVESTMENT ADVISER: AIG SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. Effective January 1, 1999, AIG SunAmerica Asset Management Corp., the business manager, became a wholly owned subsidiary of American International Group ("AIG"). For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and ..58% on that portion of the series' average daily net assets in excess of $60,000,000.

5. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the period ended February 28, 2003, were as follows (dollars in thousands):

                                                                                                            U.S.
                                                                                                         GOVERNMENT/
                                                                                ASSET                     AAA-RATED       CASH
                                    GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD    SECURITIES    MANAGEMENT
                                    SERIES       SERIES          SERIES         SERIES     BOND SERIES     SERIES        SERIES
                                   ----------------------------------------------------------------------------------------------
   Purchases of portfolio
     securities..................  $126,700      $46,897        $132,278       $18,518       $21,683      $  7,640          --
   Sales of portfolio
     securities..................   195,062       60,175         164,360        19,453        14,024         6,166          --
   U.S. government securities
     excluded above were as
     follows:
   Purchases of U.S. government
     securities..................        --           --              --            --            --        52,397          --
   Sales of U.S. government
     securities..................        --           --              --            --         2,831        26,940          --

6. COMMITMENTS AND CONTINGENCIES: The Fund has established committed and uncommitted lines of credit with State Street Bank and Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit, which is included in other expenses in the Statement of Operations. During the period ended February 28, 2003, there were no borrowings under either line of credit.

7. INVESTMENT CONCENTRATION: The International Series may invest internationally, including in developing countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. At February 28, 2003, the International Series had 15.1% of its net assets in equity securities of companies domiciled in Japan.

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/98    $43.82       $0.15          $10.18         $10.33       $(0.20)      $ (8.62)     $45.33      25.21%
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              2/29/00     51.89        0.11           23.85          23.96        (0.22)       (14.94)      60.69      58.15
              2/28/01     60.69        0.29           (7.49)         (7.20)       (0.11)       (13.87)      39.51     (14.50)
              2/28/02     39.51        0.04           (5.03)         (4.99)       (0.28)        (8.88)      25.36     (12.81)
              2/28/03     25.36        0.03           (5.58)         (5.55)       (0.04)           --       19.77     (21.89)

                                                    International Series
             11/30/98    $16.27       $0.22          $ 2.31         $ 2.53       $(0.27)      $ (4.44)     $14.09      14.56%
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              2/29/00     15.65        0.11            8.68           8.79        (0.46)        (2.30)      21.68      65.36
              2/28/01     21.68        0.22           (4.90)         (4.68)       (0.06)        (2.07)      14.87     (22.31)
              2/28/02     14.87        0.12           (1.41)         (1.29)       (0.26)        (5.81)       7.51      (7.78)
              2/28/03      7.51        0.07           (1.53)         (1.46)       (0.10)           --        5.95     (19.51)

                                                    Growth-Income Series
             11/30/98    $37.03       $0.62          $ 4.91         $ 5.53       $(0.71)      $ (6.80)     $35.05      15.07%
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              2/29/00     36.65        0.65            1.03           1.68        (0.88)       (10.09)      27.36       2.79
              2/28/01     27.36        0.65            3.97           4.62        (0.69)        (7.37)      23.92      18.10
              2/28/02     23.92        0.31(1)        (0.65)(1)      (0.34)       (0.62)        (2.21)      20.75      (1.01)
              2/28/03     20.75        0.28           (4.42)         (4.14)       (0.33)        (0.47)      15.81     (20.09)

                                                   Asset Allocation Series
             11/30/98    $16.50       $0.55          $ 0.98         $ 1.53       $(0.61)      $ (2.08)     $15.34       9.28%
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              2/29/00     15.56        0.50            0.52           1.02        (0.85)        (2.96)      12.77       6.57
              2/28/01     12.77        0.48            1.35           1.83        (0.56)        (1.86)      12.18      15.13
              2/28/02     12.18        0.35(1)        (0.29)(1)       0.06        (0.50)        (1.18)      10.56       0.75
              2/28/03     10.56        0.31           (1.93)         (1.62)       (0.38)           --        8.56     (15.52)

                                                   High-Yield Bond Series
             11/30/98    $14.05       $1.22          $(0.73)        $ 0.49       $(1.39)      $ (0.32)     $12.83       3.22%
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              2/29/00     12.89        1.09           (1.33)         (0.24)       (2.09)        (0.47)      10.09      (1.63)
              2/28/01     10.09        0.92           (0.21)          0.71        (1.46)           --        9.34       7.96
              2/28/02      9.34        0.82(1)        (0.79)(1)       0.03        (1.09)           --        8.28       0.24
              2/28/03      8.28        0.70           (0.36)          0.34        (0.82)           --        7.80       4.95

                                         U.S. Government/AAA-Rated Securities Series
             11/30/98    $11.10       $0.68          $ 0.23         $ 0.91       $(0.94)      $    --      $11.07       8.70%
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              2/29/00     11.03        0.68           (0.52)          0.16        (0.99)           --       10.20       1.78
              2/28/01     10.20        0.63            0.64           1.27        (0.83)           --       10.64      12.98
              2/28/02     10.64        0.55(1)         0.15(1)        0.70        (0.65)           --       10.69       6.53
              2/28/03     10.69        0.45            0.41           0.86        (0.49)           --       11.06       8.12

                                                   Cash Management Series
             11/30/98    $11.31       $0.54          $   --         $ 0.54       $(0.83)      $    --      $11.02       5.04%
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              2/29/00     11.14        0.51              --           0.51        (0.57)           --       11.08       4.74
              2/28/01     11.08        0.63              --           0.63        (0.69)           --       11.02       5.76
              2/28/02     11.02        0.29           (0.01)          0.28        (0.68)           --       10.62       2.57
              2/28/03     10.62        0.09            0.01           0.10        (0.33)           --       10.39       0.94

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/98  $  836,355      0.54%          0.34%       32.37%
              2/28/99     907,320      0.55+          0.34+        5.75
              2/29/00   1,251,933      0.54           0.20        29.85
              2/28/01     934,195      0.55           0.52        40.05
              2/28/02     686,491      0.56           0.13        13.32
              2/28/03     440,839      0.55           0.15        25.35
                                      International Series
             11/30/98  $  193,763      1.03%          1.50%       60.19%
              2/28/99     204,521      1.05+         (0.08)+       5.28
              2/29/00     298,974      1.04           0.65        15.52
              2/28/01     193,042      1.00           1.18        59.68
              2/28/02     143,199      1.09           1.07        19.64
              2/28/03      94,491      1.02           1.06        47.19
                                      Growth-Income Series
             11/30/98  $  915,994      0.54%          1.76%       32.42%
              2/28/99     914,110      0.55+          1.63+        7.57
              2/29/00     787,940      0.54           1.96        32.46
              2/28/01     793,681      0.55           2.37        34.01
              2/28/02     690,317      0.56           1.38(1)     28.86
              2/28/03     469,337      0.55           1.54        25.29
                                    Asset Allocation Series
             11/30/98  $  134,069      0.58%          3.56%       31.43%
              2/28/99     129,800      0.62+          3.57+        9.77
              2/29/00     111,474      0.60           3.50        29.03
              2/28/01     109,834      0.61           3.69        14.43
              2/28/02      96,673      0.65           3.02(1)     10.51
              2/28/03      72,758      0.64           3.21        24.03
                                     High-Yield Bond Series
             11/30/98  $  100,061      0.60%          9.18%       78.82%
              2/28/99      91,248      0.67+          9.61+       12.05
              2/29/00      67,629      0.66           9.70        46.72
              2/28/01      60,726      0.71           9.42        29.26
              2/28/02      50,855      0.75           9.01(1)     69.21
              2/28/03      49,402      0.73           8.85        39.31
                          U.S. Government/AAA-Rated Securities Series
             11/30/98  $   79,685      0.63%          6.20%      163.75%
              2/28/99      75,281      0.70+          6.08+       29.54
              2/29/00      59,747      0.67           6.41        49.34
              2/28/01      57,544      0.72           6.01        74.76
              2/28/02      58,486      0.74           5.11(1)    115.42
              2/28/03      75,188      0.67           4.14        53.55
                                     Cash Management Series
             11/30/98  $   63,826      0.63%          4.91%          --%
              2/28/99      82,247      0.69+          4.40+          --
              2/29/00      69,693      0.64           4.65           --
              2/28/01      50,042      0.72           5.61           --
              2/28/02      49,130      0.78           2.61           --
              2/28/03      41,233      0.74           0.90           --

---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+  Annualized

(1) As discussed in the Notes to the Financial Statements, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this changes for the year ended February 28, 2002 on net investment income (with the offset to net realized and unrealized gains and losses) was 0.00, (0.01), 0.01, and (0.03) for the Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. The effect of this change on the ratio of net investment income to average net assets was 0.00%, (0.06)%, 0.08%, and (0.26)% for the Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, and U.S. Government/AAA-Rated Securities Series, respectively. Per share information and the ratios for the years prior to February 28, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements.

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF ANCHOR PATHWAY FUND

  In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Growth Series, International Series, Growth-Income Series, Asset Allocation Series, High-Yield Bond Series, U.S. Government/AAA-Rated Securities Series and Cash Management Series (constituting the Anchor Pathway Fund, hereafter referred to as the "Fund") at February 28, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

April 22, 2003
New York, New York

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
TRUSTEE INFORMATION (UNAUDITED)

  The following table contains information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
        NAME,                                                                           FUND COMPLEX
     ADDRESS AND          POSITION HELD   DATE SERVICE      PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH*          WITH TRUST        BEGAN            DURING PAST 5 YEARS        TRUSTEE(1)
   --------------         -------------   ------------   -----------------------------  -------------
INDEPENDENT TRUSTEES
Carl D. Covitz              Trustee       Feb. 2001      Owner and President, Landmark    59
DOB: March 31, 1939                                      Capital, Inc. (since 1973)

Monica C. Lozano            Trustee       Dec. 1998      President and Chief Operating    59
DOB: July 21, 1956                                       Officer (since 2000) La
                                                         Opinion (newspaper publishing
                                                         concern) and Associate
                                                         Publisher (1991-1999) and
                                                         Executive Editor (1995-1999)
                                                         thereof

Gilbert T. Ray              Trustee       Feb. 2001      Retired Partner, O'Melveny &     59
DOB: September 18, 1944                                  Myers LLP (since 2000); and
                                                         Attorney (1972-2000) thereof

Allan L. Sher               Trustee       Jan. 1997      Retired Brokerage Executive      59
DOB: October 19, 1931                                    (since 1992)

Bruce G. Willison           Trustee       Feb. 2001      Dean, Anderson School at UCLA    59
DOB: October 16, 1948                                    (since 1999)

INTERESTED TRUSTEE
Jana W. Greer             Trustee and     Feb. 2001      President, SunAmerica            59
DOB: December 30, 1951      Chairman                     Retirement Markets, Inc.
                                                         (since 1996); Senior Vice
                                                         President and Director, AIG
                                                         SunAmerica, Inc. (since
                                                         1991); Director, AIG
                                                         SunAmerica Life Assurance
                                                         Company (since 2002)


        NAME,
     ADDRESS AND                   OTHER DIRECTORSHIPS HELD
   DATE OF BIRTH*                       BY TRUSTEE(2)
   --------------           --------------------------------------
INDEPENDENT TRUSTEES
Carl D. Covitz              Trustee, SunAmerica Series Trust
DOB: March 31, 1939         ("SAST") and Seasons Series Trust
                            ("Seasons"); Director, Kayne Anderson
                            Mutual Funds (since 1995); Director,
                            Arden Realty, Inc. (since 1995).

Monica C. Lozano            Trustee, SAST and Seasons; Trustee,
DOB: July 21, 1956          University of Southern California
                            (since 1991); Director, California
                            Healthcare Foundation (since 1998);
                            Director, Tenet Healthcare Corporation
                            (since 2002); Director, The Walt
                            Disney Company (since 2000); Director,
                            Union Bank of California (since 2001).

Gilbert T. Ray              Trustee, SAST and Seasons; Director,
DOB: September 18, 1944     Advance Auto Parts, Inc. (retail auto
                            and home supply store) (since 2002);
                            Director, Watts, Wyatt & Company
                            (services-management consulting
                            services) (since 2000).

Allan L. Sher               Trustee, SAST and Seasons; Director,
DOB: October 19, 1931       Bowl America, Inc. (since 1997).

Bruce G. Willison           Trustee, SAST and Seasons; Director,
DOB: October 16, 1948       Nordstrom, Inc. (since 1997);
                            Director, Homestore, Inc. (real estate
                            agents and managers) (since 2003);
                            Director, Healthnet International,
                            Inc. (business services) (since 2000).
INTERESTED TRUSTEE
Jana W. Greer               Trustee, SAST and Seasons; Director,
DOB: December 30,  1951     National Association for Variable
                            Annuities (since 1999)

---------------
 * The business address for each Trustee is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

  Additional information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    SHAREHOLDER TAX INFORMATION (UNAUDITED)

      Certain tax information regarding the Anchor Pathway Fund is required to be provided to the shareholder based upon each Fund's income and distributions for the year ended February 28, 2003.

      During the year ended February 28, 2003 the Funds paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                   NET         NET SHORT-                       QUALIFYING % FOR
                                                      TOTAL     INVESTMENT    TERM CAPITAL    NET LONG-TERM    THE 70% DIVIDENDS
                                                    DIVIDENDS     INCOME         GAINS*       CAPITAL GAINS    RECEIVED DEDUCTION
   ------------------------------------------------------------------------------------------------------------------------------
   Growth Series..................................    $0.04       $0.04          $  --            $  --              100.00%
   International Series...........................     0.10        0.10             --               --                  --
   Growth-Income Series...........................     0.80        0.33           0.13             0.34               39.64%
   Asset Allocation Series........................     0.38        0.38             --               --               39.61%
   High-Yield Bond Series.........................     0.82        0.82             --               --               39.55%
   U.S. Government/AAA-Rated Securities Series....     0.49        0.49             --               --                  --
   Cash Management Series.........................     0.33        0.33             --               --                  --

      The International Series makes an election under the Internal Revenue Code
    Section 853 to pass through foreign taxes paid by the International Series to its shareholder. The total amount of foreign taxes passed through to the shareholder for the fiscal year ended February 28, 2003 was $245,034. The gross foreign source income for information reporting is $2,136,433.
---------------
    * Short-term capital gains are treated as ordinary income for tax purposes.

---------------------

   O
---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES

              The following graphs compare the performance of a $10,000 investment in the presented Anchor Pathway Fund Portfolios (with the exception of Cash Management) to a $10,000 investment in a relevant securities index benchmark since the portfolio's inception. Please note that variable annuity minimum premiums vary by contract and may be higher or lower than the results depicted by the chart due to expenses associated with the variable annuity. Following each graph is a discussion of portfolio performance and factors affecting performance over the prior year ended February 28, 2003.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR PATHWAY FUND LEVEL AND INCLUDE ALL FUND EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO CONTINGENT DEFERRED SALES CHARGE. IT IS ASSUMED THAT ALL DIVIDENDS ARE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              The Cash Management Series

              The Cash Management Series returned 0.94% for the twelve-month period ended February 28, 2003. The Federal Reserve Board reduced interest rates 50 basis points in November of 2002 and has since kept the Federal Funds rate at 1.25%. We are, however, faced with a great deal of economic and global uncertainty and there is speculation that the Federal Reserve will lower rates either at the Federal Open Market Committee meeting in May of 2003 or the meeting in June. At these low levels on short-term investments, we have found it worthwhile to invest over 50% of the series in Federal Agency Discount Notes and U.S. Treasury obligations as of February 28, 2003.

                                                           ---------------------

[GROWTH SERIES PERFORMANCE GRAPH]

                                                                       GROWTH SERIES                    S&P 500 INDEX (1)
                                                                       -------------                    -----------------
2/93                                                                      10000.00                           10000.00
11/93                                                                     11427.00                           10641.00
11/94                                                                     11807.00                           10753.00
11/95                                                                     16286.00                           14729.00
11/96                                                                     18569.00                           18834.00
11/97                                                                     22986.00                           24204.00
11/98                                                                     28781.00                           29932.00
11/99                                                                     41990.00                           36188.00
11/00                                                                     47198.00                           34660.00
2/01                                                                      44548.00                           32777.00
2/02                                                                      38842.00                           29659.00
2/03                                                                      30341.00                           22931.00

Growth Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                     -21.89%
5-year                                                                       3.35%
10-year                                                                     11.74%

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              ------------------------------------------------------------------

              The Growth Series returned -21.89% during the twelve-month period ended February 28, 2003, compared to a -22.68% return of the Standard and Poor's 500 Index. We believe that the series has performed better than most growth funds in a very negative investment environment for growth stocks. The Lipper Large-Cap Growth Index has an average return of -25.08% over the past three-year period, versus an average return of -16.49% for the series.

              The series has taken advantage of a solid recovery in some areas of the Technology sector by consolidating positions in semiconductors and electronic equipment groups. We feel these areas will be the most attractive areas of the Technology sector when the economy improves. The series is also looking to increase its holdings in the Aerospace, Defense, Wireless Communication and Consumer Non-durables sectors.

              The graph represents past performance, which is not indicative of future results.

---------------------

[INTERNATIONAL SERIES PERFORMANCE GRAPH]

                                                                    INTERNATIONAL SERIES               MSCI EAFE INDEX (1)
                                                                    --------------------               -------------------
2/93                                                                      10000.00                           10000.00
11/93                                                                     12298.00                           12002.00
11/94                                                                     13303.00                           13784.00
11/95                                                                     14790.00                           14827.00
11/96                                                                     17752.00                           16570.00
11/97                                                                     20087.00                           16504.00
11/98                                                                     23011.00                           19219.00
11/99                                                                     34173.00                           23275.00
11/00                                                                     33628.00                           21023.00
2/01                                                                      32833.00                           20128.00
2/02                                                                      30280.00                           16307.00
2/03                                                                      24372.00                           13460.00

International Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                     -19.51%
5-year                                                                       1.73%
10-year                                                                      9.32%

1 The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              ------------------------------------------------------------------

              The International Series returned -19.51% for the twelve-month period ended February 28, 2003, versus a return of -17.46% by the MSCI EAFE Index. The decline in all major global markets during the reporting period was mainly due to the uncertainty leading up to the military conflict in Iraq. This cloud of uncertainty resulted in stalled consumer and corporate investment activity.

              Series holdings in Europe were negatively impacted by the impending war in Iraq, and the relative strength of the Euro, which revealed structural faults on the cost side. This was particularly detrimental to series holdings in Germany, which suffered 0% GDP growth in the fourth quarter of 2002. Monetary policy remains tight in Europe, where we believe a 25 basis point interest rate cut could help stimulate the economy. In Asia, the only bright spots appear to be in countries outside of Japan, where monetary policy has been inactive.

              Contraction of EAFE (Europe, Australasia, Far East) Index markets has now led to near 30-year lows in the relation between bond and dividend yields. While this would suggest that we are getting close to a bottom, there are still concerns about the earnings estimates of 15-20% growth for 2003, which we believe are too high.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

[GROWTH-INCOME SERIES PERFORMANCE GRAPH]

                                                                    GROWTH-INCOME SERIES                S&P 500 INDEX (1)
                                                                    --------------------                -----------------
2/93                                                                      10000.00                           10000.00
11/93                                                                     10830.00                           10641.00
11/94                                                                     11047.00                           10753.00
11/95                                                                     14744.00                           14729.00
11/96                                                                     17971.00                           18834.00
11/97                                                                     22395.00                           24204.00
11/98                                                                     25770.00                           29932.00
11/99                                                                     28790.00                           36188.00
11/00                                                                     30440.00                           34660.00
2/01                                                                      32710.00                           32777.00
2/02                                                                      32380.00                           29659.00
2/03                                                                      25875.00                           22931.00

Growth-Income Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                     -20.09%
5-year                                                                       1.14%
10-year                                                                      9.97%

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

------------------------------------------------------------------

              The Growth-Income Series posted a return of -20.09% compared to the Standard and Poor's 500 Index return of -22.68% for the twelve-month period ended February 28, 2003. Despite the impact of the further sharp decline in the equity market over the last year, the series has steadily diversified among over 140 companies which has helped buttress series results relative to the benchmark. Capitalizing on falling stock prices, we have increased the series invested position in equities from 87.4% to 93.0% over the past reporting period. Examples of holdings in which the series has increased its positions include General Electric, Eli Lilly, IBM, Duke Energy, Petro-Canada, Marathon Oil, and Cisco Systems.

              The graphs represent past performance, which is not indicative of future results.

---------------------

[ASSET ALLOCATION SERIES PERFORMANCE GRAPH]

                                                                                                          SALOMON SMITH BARNEY
                                                                                                             LONG-TERM BROAD
                                                                                                         INVESTMENT GRADE (BIG)
                                                 ASSET ALLOCATION SERIES        S&P 500 INDEX(1)              BOND INDEX(2)
                                                 -----------------------        ----------------         ----------------------
2/93                                                    10000.00                    10000.00                    10000.00
11/93                                                   10647.00                    10641.00                    10534.00
11/94                                                   10557.00                    10753.00                    10214.00
11/95                                                   13831.00                    14729.00                    12033.00
11/96                                                   16506.00                    18834.00                    12752.00
11/97                                                   19453.00                    24204.00                    13718.00
11/98                                                   21258.00                    29932.00                    15019.00
11/99                                                   23178.00                    36188.00                    15009.00
11/00                                                   25022.00                    34660.00                    16363.00
2/01                                                    26456.00                    32777.00                    17098.00
2/02                                                    26655.00                    29659.00                    18410.00
2/03                                                    22519.00                    22931.00                    20218.00

Asset Allocation Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                     -15.52%
5-year                                                                       1.86%
10-year                                                                      8.46%

1 The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

2 The Salomon Smith Barney Long-Term Broad Investment-Grade ("BIG") Bond Index represents a market capitalization-weighted index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (rated BBB-/Baa3 or better) with a maturity of one year or longer.

              ------------------------------------------------------------------

              The Asset Allocation Series returned -15.52% for the twelve-month period ended February 28, 2003. The Standard & Poors 500 (S&P 500) Index returned -22.68% and the Salomon Smith Barney Broad Investment-Grade Bond Index returned 9.82% over the same period. At the end of the reporting period, the series stood at a 67% equities / 33% debt and cash position.

              Series results were helped by equity positions in Bank of America, Edison International and Autodesk. In addition, the Treasury and High-Yield securities held by the series also boosted performance during the reporting period. Looking ahead, the series managers believe the Aerospace and Defense, and Insurance sectors will be poised for growth in 2003, and they have diversified series holdings into these areas accordingly. The series continues to focus on higher quality equity and fixed income securities.

              The graphs represent past performance, which is not indicative of future results.

                                                           ---------------------

[HIGH-YIELD BOND SERIES PERFORMANCE GRAPH]

                                                                                                          SALOMON SMITH BARNEY
                                                                              SALOMON SMITH BARNEY           LONG-TERM BROAD
                                                                              LONG-TERM HIGH-YIELD       INVESTMENT GRADE (BIG)
                                                 HIGH-YIELD BOND SERIES             INDEX(1)                  BOND INDEX(2)
                                                 ----------------------       --------------------       ----------------------
2/93                                                    10000.00                    10000.00                    10000.00
11/93                                                   11017.00                    11328.00                    10534.00
11/94                                                   10499.00                    10850.00                    10214.00
11/95                                                   12491.00                    13889.00                    12033.00
11/96                                                   14245.00                    15278.00                    12752.00
11/97                                                   16063.00                    17786.00                    13718.00
11/98                                                   16580.00                    19581.00                    15019.00
11/99                                                   16159.00                    19651.00                    15009.00
11/00                                                   16119.00                    19766.00                    16363.00
2/01                                                    17691.00                    22146.00                    17098.00
2/02                                                    17734.00                    24947.00                    18410.00
2/03                                                    18659.00                    26097.00                    20218.00

High-Yield Bond Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                       4.95%
5-year                                                                       2.28%
10-year                                                                      6.44%

1 The Salomon Smith Barney Long-Term High-Yield Index generally represents the performance of high-yield debt securities during various market conditions.

2 The Salomon Smith Barney Long-Term Broad Investment-Grade ("BIG") Bond Index represents a market capitalization-weighted Index that includes U.S. Treasury, Government-sponsored, mortgage, and investment-grade fixed-rate corporates (rated BBB-/Baa3 or better) with a maturity of one year or longer.

              ------------------------------------------------------------------

              The High-Yield Bond Series produced a return of 4.95% versus a return of 4.61% for the benchmark Salomon Smith Barney Long-Term High Yield Index over the twelve-month period ended February 28, 2003. The high yield market exhibited significant price volatility stemming from corporate scandals, accounting irregularities, ratings downgrades, and stressed capital markets. By November of 2002, however, the high yield market began to rally sharply on the heels of better than expected corporate earnings announcements and large inflows into the asset class. That positive momentum was maintained through February 2003 despite the uncertainties surrounding the war with Iraq and weak equity markets.

              In our opinion, the solid performance by the series was attributable to a nice recovery in the Wireless Communications sector and selected Utility and Media holdings. The series exposure to the food and industrial conglomerate groups, however, offset some of the gains. Looking forward, we believe the apparent peak in the default rate in 2002 and a corporate focus on de-leveraging will provide a nice foundation for good performance in the High-Yield asset class. However, the uncertainty surrounding the war in Iraq and its aftermath will most likely lead to continued volatility within the sector.

              The graphs represent past performance, which is not indicative of future results.

---------------------

[RATED SECURITIES SERIES PERFORMANCE GRAPH]

                                                                                                       SALOMON SMITH BARNEY
                                                                                                         TREASURY/GOV'T-
                                                              U.S. GOV'T/AAA-RATED SECURITIES     SPONSORED/MORTGAGE BOND INDEX
                                                                           SERIES                              (1)
                                                              -------------------------------     -----------------------------
2/93                                                                      10000.00                           10000.00
11/93                                                                     10583.00                           10507.00
11/94                                                                     10142.00                           10206.00
11/95                                                                     11760.00                           11955.00
11/96                                                                     12406.00                           12662.00
11/97                                                                     13161.00                           13617.00
11/98                                                                     14306.00                           14911.00
11/99                                                                     14408.00                           14938.00
11/00                                                                     15759.00                           16405.00
2/01                                                                      16391.00                           17059.00
2/02                                                                      17462.00                           18323.00
2/03                                                                      18880.00                           20058.00

U.S. Government/AAA-Rated Securities Series
Average Annual Total Return as of 2/28/03
                                                                       ------------
1-year                                                                       8.12%
5-year                                                                       7.04%
10-year                                                                      6.56%

1 The Salomon Smith Barney Treasury/Government-Sponsored/Mortgage Bond Index in a market-capitalization-weighted index includes fixed-rate Treasury, Government-sponsored, and mortgage issues with a maturity of one year or longer. The minimum amount outstanding of U.S. Treasury and mortgage issues is $1 billion for both entry and exit. For Government-sponsored issues, the entry and exit amount is $100 million.

              ------------------------------------------------------------------

              The U.S. Government /AAA-Rated Securities Series gained 8.12% for the twelve-month period ended February 28, 2003, compared to the 9.47% return of the Salomon Smith Barney Treasury/Government-Sponsored/Mortgage Bond Index. We believe the series under-performance of the benchmark was primarily due to an overly cautious view of the bond market. The series managers chose to be cautious because interest rates are at historically low levels and to protect the value of the substantial inflows the series received during the year.

              The negative economic impact of accounting scandals earlier in 2002, and more recently from geo-political uncertainty, was stronger than the series managers expected. The substantial monetary easing from the Federal Reserve Board during 2002 had less impact on the economy than expected due to these events, which adversely impacted consumer and business confidence. The savings rate went up during the period, and the gains from refinancing mortgages and other debt does not appear to have been spent. The managers are therefore cautiously optimistic on the economic outlook for 2003 as they believe that consumer and business confidence may bounce back later in the year.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------